UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

LifeX 2048 Inflation-Protected Longevity Income ETF
LIAB (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2048 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1948F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Inflation-Protected Longevity Income ETF	$69*	0.72%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.16%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2048.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2048 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2048 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A710

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2048 Inflation-Protected Longevity Income ETF NAV	-0.16
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,392,998
Number of Holdings	16
Portfolio Turnover	275%
Average Credit Quality	AAA
Annualized Distribution Rate	6.48%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.7%
Treasury Money Markets	1.8%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2048 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A710

LifeX 2048 Longevity Income ETF
LFAE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2048 Longevity Income ETF (formerly known as LifeX Income Fund 1948F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2048 Longevity Income ETF	$68*	0.70%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.76%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2048.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2048 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2048 Longevity Income ETF	PAGE 1	TSR-AR-86172A538

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2048 Longevity Income ETF NAV	-1.76
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,098,002
Number of Holdings	22
Portfolio Turnover	504%
Average Credit Quality	AAA
Annualized Distribution Rate	8.26%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.9%
Treasury Money Markets	2.0%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2048 Longevity Income ETF	PAGE 2	TSR-AR-86172A538

LifeX 2049 Inflation-Protected Longevity Income ETF
LIAC (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2049 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1949F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Inflation-Protected Longevity Income ETF	$69*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.32%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2049.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2049 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2049 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A694

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2049 Inflation-Protected Longevity Income ETF NAV	-0.32
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,082,532
Number of Holdings	20
Portfolio Turnover	263%
Average Credit Quality	AAA
Annualized Distribution Rate	6.16%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	95.4%
U.S. Treasury Bills	2.8%
Treasury Money Markets	1.3%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2049 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A694

LifeX 2049 Longevity Income ETF
LFAF (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2049 Longevity Income ETF (formerly known as LifeX Income Fund 1949F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2049 Longevity Income ETF	$66*	0.68%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.00%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2049.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2049 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LifeX 2049 Longevity Income ETF	PAGE 1	TSR-AR-86172A520

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2049 Longevity Income ETF NAV	-2.00
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,037,035
Number of Holdings	21
Portfolio Turnover	724%
Average Credit Quality	AAA
Annualized Distribution Rate	7.93%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.1%
Treasury Money Markets	1.9%
Cash & Other	1.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2049 Longevity Income ETF	PAGE 2	TSR-AR-86172A520

LifeX 2050 Inflation-Protected Longevity Income ETF
LIAE (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1950F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Inflation-Protected Longevity Income ETF	$69*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.55%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2050 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2050 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A686

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2050 Inflation-Protected Longevity Income ETF NAV	-0.55
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,084
Number of Holdings	20
Portfolio Turnover	259%
Average Credit Quality	AAA
Annualized Distribution Rate	5.88%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.0%
U.S. Treasury Bills	2.1%
Treasury Money Markets	1.4%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A686

LifeX 2050 Longevity Income ETF
LFAI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF (formerly known as LifeX Income Fund 1950F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Longevity Income ETF	$71*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024,  the Fund had a total return of -2.00%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 7, 2025, the Fund changed its name to “LifeX 2050 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2050 Longevity Income ETF	PAGE 1	TSR-AR-86172A512

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2050 Longevity Income ETF NAV	-2.00
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,543,203
Number of Holdings	21
Portfolio Turnover	580%
Average Credit Quality	AAA
Annualized Distribution Rate	7.62%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.0%
Treasury Money Markets	1.9%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2050 Longevity Income ETF	PAGE 2	TSR-AR-86172A512

LifeX 2051 Inflation-Protected Longevity Income ETF
LIAF (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2051 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1951F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Inflation-Protected Longevity Income ETF	$70*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.61%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2051.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2051 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2051 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A678

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2051 Inflation-Protected Longevity Income ETF NAV	-0.61
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,020,313
Number of Holdings	21
Portfolio Turnover	256%
Average Credit Quality	AAA
Annualized Distribution Rate	5.63%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.2%
U.S. Treasury Bills	2.1%
Treasury Money Markets	1.2%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2051 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A678

LifeX 2051 Longevity Income ETF
LFAJ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2051 Longevity Income ETF (formerly known as LifeX Income Fund 1951F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2051 Longevity Income ETF	$70*	0.72%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.29%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2051.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2051 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2051 Longevity Income ETF	PAGE 1	TSR-AR-86172A496

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2051 Longevity Income ETF NAV	-2.29
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,802,338
Number of Holdings	21
Portfolio Turnover	529%
Average Credit Quality	AAA
Annualized Distribution Rate	7.36%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.0%
Treasury Money Markets	1.9%
Cash & Other	1.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2051 Longevity Income ETF	PAGE 2	TSR-AR-86172A496

LifeX 2052 Inflation-Protected Longevity Income ETF
LIAG (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2052 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1952F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Inflation-Protected Longevity Income ETF	$69*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.72%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2052.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2052 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2052 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A660

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2052 Inflation-Protected Longevity Income ETF NAV	-0.72
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,149,399
Number of Holdings	21
Portfolio Turnover	252%
Average Credit Quality	AAA
Annualized Distribution Rate	5.40%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.7%
U.S. Treasury Bills	1.6%
Treasury Money Markets	1.1%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2052 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A660

LifeX 2052 Longevity Income ETF
LFAK (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2052 Longevity Income ETF (formerly known as LifeX Income Fund 1952F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2052 Longevity Income ETF	$69*	0.71%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.31%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2052.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2052 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2052 Longevity Income ETF	PAGE 1	TSR-AR-86172A488

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2052 Longevity Income ETF NAV	-2.31
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,211,675
Number of Holdings	20
Portfolio Turnover	509%
Average Credit Quality	AAA
Annualized Distribution Rate	7.12%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of NetAssets
U.S. Treasury Securities	96.8%
Treasury Money Markets	2.0%
Cash & Other	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2052 Longevity Income ETF	PAGE 2	TSR-AR-86172A488

LifeX 2053 Inflation-Protected Longevity Income ETF
LIAJ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2053 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1953F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Inflation-Protected Longevity Income ETF	$69*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -0.93%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2053.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2053 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2053 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A652

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2053 Inflation-Protected Longevity Income ETF NAV	-0.93
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,082,770
Number of Holdings	22
Portfolio Turnover	266%
Average Credit Quality	AAA
Annualized Distribution Rate	5.19%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of NetAssets
U.S. Treasury Securities	97.1%
U.S. Treasury Bills	1.3%
Treasury Money Markets	1.0%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2053 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A652

LifeX 2053 Longevity Income ETF
LFAL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2053 Longevity Income ETF (formerly known as LifeX Income Fund 1953F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2053 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.50%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2053.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 10, 2025, the Fund changed its name to “LifeX 2053 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2053 Longevity Income ETF	PAGE 1	TSR-AR-86172A470

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2053 Longevity Income ETF NAV	-2.50
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,182,396
Number of Holdings	20
Portfolio Turnover	523%
Average Credit Quality	AAA
Annualized Distribution Rate	6.91%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.7%
Treasury Money Markets	2.0%
Cash & Other	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2053 Longevity Income ETF	PAGE 2	TSR-AR-86172A470

LifeX 2054 Inflation-Protected Longevity Income ETF
LIAK (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2054 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1954F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Inflation-Protected Longevity Income ETF	$67*	0.71%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.16%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2054.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2054 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2054 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A645

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2054 Inflation-Protected Longevity Income ETF NAV	-1.16
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,594,056
Number of Holdings	21
Portfolio Turnover	282%
Average Credit Quality	AAA
Annualized Distribution Rate	5.01%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	97.5%
Treasury Money Markets	1.1%
U.S. Treasury Bills	0.8%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2054 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A645

LifeX 2054 Longevity Income ETF
LFAN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2054 Longevity Income ETF (formerly known as LifeX Income Fund 1954F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2054 Longevity Income ETF	$70*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.78%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2054.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2054 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2054 Longevity Income ETF	PAGE 1	TSR-AR-86172A462

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2054 Longevity Income ETF NAV	-2.78
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,564,256
Number of Holdings	18
Portfolio Turnover	529%
Average Credit Quality	AAA
Annualized Distribution Rate	6.73%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.7%
Treasury Money Markets	2.0%
Cash & Other	1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2054 Longevity Income ETF	PAGE 2	TSR-AR-86172A462

LifeX 2055 Inflation-Protected Longevity Income ETF
LIAM (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1955F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Inflation-Protected Longevity Income ETF	$69*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.15%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2055 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2055 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A637

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2055 Inflation-Protected Longevity Income ETF NAV	-1.15
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,105,906
Number of Holdings	21
Portfolio Turnover	265%
Average Credit Quality	AAA
Annualized Distribution Rate	4.83%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	95.8%
U.S. Treasury Bills	3.1%
Treasury Money Markets	0.6%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A637

LifeX 2055 Longevity Income ETF
LFAO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF (formerly known as LifeX Income Fund 1955F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.91%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2055 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2055 Longevity Income ETF	PAGE 1	TSR-AR-86172A454

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2055 Longevity Income ETF NAV	-2.91
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,049,222
Number of Holdings	19
Portfolio Turnover	522%
Average Credit Quality	AAA
Annualized Distribution Rate	6.56%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2055 Longevity Income ETF	PAGE 2	TSR-AR-86172A454

LifeX 2056 Inflation-Protected Longevity Income ETF
LIAO (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2056 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1956F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Inflation-Protected Longevity Income ETF	$65*	0.69%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.17%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2056.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2056 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2056 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A629

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2056 Inflation-Protected Longevity Income ETF NAV	-1.17
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,716,859
Number of Holdings	12
Portfolio Turnover	419%
Average Credit Quality	AAA
Annualized Distribution Rate	4.66%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	78.9%
U.S. Treasury Bills	18.9%
Treasury Money Markets	1.6%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2056 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A629

LifeX 2056 Longevity Income ETF
LFAQ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2056 Longevity Income ETF (formerly known as LifeX Income Fund 1956F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2056 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.05%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2056.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 11, 2025, the Fund changed its name to “LifeX 2056 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2056 Longevity Income ETF	PAGE 1	TSR-AR-86172A447

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2056 Longevity Income ETF NAV	-3.05
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,124,708
Number of Holdings	17
Portfolio Turnover	502%
Average Credit Quality	AAA
Annualized Distribution Rate	6.40%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2056 Longevity Income ETF	PAGE 2	TSR-AR-86172A447

LifeX 2057 Inflation-Protected Longevity Income ETF
LIAP (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2057 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1957F) (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Inflation-Protected Longevity Income ETF	$68*	0.72%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.52%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2057.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2057 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2057 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A611

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2057 Inflation-Protected Longevity Income ETF NAV	-1.52
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,313,090
Number of Holdings	18
Portfolio Turnover	353%
Average Credit Quality	AAA
Annualized Distribution Rate	4.53%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	95.6%
Treasury Money Markets	2.6%
U.S. Treasury Bills	1.1%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2057 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A611

LifeX 2057 Longevity Income ETF
LFAR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2057 Longevity Income ETF (formerly known as LifeX Income Fund 1957F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2057 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.16%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2057.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2057 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2057 Longevity Income ETF	PAGE 1	TSR-AR-86172A439

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2057 Longevity Income ETF NAV	-3.16
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,197,720
Number of Holdings	17
Portfolio Turnover	501%
Average Credit Quality	AAA
Annualized Distribution Rate	6.25%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2057 Longevity Income ETF	PAGE 2	TSR-AR-86172A439

LifeX 2058 Inflation-Protected Longevity Income ETF
LIAQ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2058 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1958F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Inflation-Protected Longevity Income ETF	$68*	0.72%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.63%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2058.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2058 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2058 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A595

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2058 Inflation-Protected Longevity Income ETF NAV	-1.63
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,644,543
Number of Holdings	19
Portfolio Turnover	278%
Average Credit Quality	AAA
Annualized Distribution Rate	4.39%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	91.3%
U.S. Treasury Bills	6.6%
Treasury Money Markets	1.6%
Cash & Other	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2058 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A595

LifeX 2058 Longevity Income ETF
LFAU (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2058 Longevity Income ETF (formerly known as LifeX Income Fund 1958F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2058 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.44%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2058.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2058 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2058 Longevity Income ETF	PAGE 1	TSR-AR-86172A421

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2058 Longevity Income ETF NAV	-3.44
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,100,310
Number of Holdings	16
Portfolio Turnover	482%
Average Credit Quality	AAA
Annualized Distribution Rate	6.13%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2058 Longevity Income ETF	PAGE 2	TSR-AR-86172A421

LifeX 2059 Inflation-Protected Longevity Income ETF
LIAT (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2059 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1959F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Inflation-Protected Longevity Income ETF	$67*	0.71%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.85%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2059.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2059 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2059 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A587

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2059 Inflation-Protected Longevity Income ETF NAV	-1.85
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,746,704
Number of Holdings	17
Portfolio Turnover	268%
Average Credit Quality	AAA
Annualized Distribution Rate	4.27%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	88.4%
U.S. Treasury Bills	10.3%
Treasury Money Markets	0.7%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2059 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A587

LifeX 2059 Longevity Income ETF
LFAV (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2059 Longevity Income ETF (formerly known as LifeX Income Fund 1959F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2059 Longevity Income ETF	$69*	0.72%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.60% Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2059.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 6, 2024, the Fund was converted from a mutual fund to an ETF.
On February 12, 2025, the Fund changed its name to “LifeX 2059 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2059 Longevity Income ETF	PAGE 1	TSR-AR-86172A413

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2059 Longevity Income ETF NAV	-3.60
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,658,721
Number of Holdings	15
Portfolio Turnover	461%
Average Credit Quality	AAA
Annualized Distribution Rate	6.01%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	2.0%
Cash & Other	1.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2059 Longevity Income ETF	PAGE 2	TSR-AR-86172A413

LifeX 2060 Inflation-Protected Longevity Income ETF
LIAU (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1960F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Inflation-Protected Longevity Income ETF	$69*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -1.92%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2060 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2060 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A579

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2060 Inflation-Protected Longevity Income ETF NAV	-1.92
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,135,266
Number of Holdings	12
Portfolio Turnover	355%
Average Credit Quality	AAA
Annualized Distribution Rate	4.15%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	80.6%
U.S. Treasury Bills	17.2%
Treasury Money Markets	1.6%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A579

LifeX 2060 Longevity Income ETF
LFAW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (formerly known as LifeX Income Fund 1960F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.77%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2060 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2060 Longevity Income ETF	PAGE 1	TSR-AR-86172A397

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2060 Longevity Income ETF NAV	-3.77
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,058,367
Number of Holdings	16
Portfolio Turnover	465%
Average Credit Quality	AAA
Annualized Distribution Rate	5.89%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.5%
Treasury Money Markets	2.0%
Cash & Other	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2060 Longevity Income ETF	PAGE 2	TSR-AR-86172A397

LifeX 2061 Inflation-Protected Longevity Income ETF
LIAV (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2061 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1961F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Inflation-Protected Longevity Income ETF	$70*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.17%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2061.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2061 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2061 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A561

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2061 Inflation-Protected Longevity Income ETF NAV	-2.17
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,974,245
Number of Holdings	9
Portfolio Turnover	376%
Average Credit Quality	AAA
Annualized Distribution Rate	4.03%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	77.8%
U.S. Treasury Bills	20.0%
Treasury Money Markets	1.6%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2061 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A561

LifeX 2061 Longevity Income ETF
LFAX (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2061 Longevity Income ETF (formerly known as LifeX Income Fund 1961F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2061 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.79%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2061.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2061 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2061 Longevity Income ETF	PAGE 1	TSR-AR-86172A389

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2061 Longevity Income ETF NAV	-3.79
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,118,480
Number of Holdings	15
Portfolio Turnover	454%
Average Credit Quality	AAA
Annualized Distribution Rate	5.77%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	1.9%
Cash & Other	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2061 Longevity Income ETF	PAGE 2	TSR-AR-86172A389

LifeX 2062 Inflation-Protected Longevity Income ETF
LIAW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2062 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1962F) (the “Fund”) for the period of January 17, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Inflation-Protected Longevity Income ETF	$69*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.33%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2062.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2062 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2062 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A553

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2062 Inflation-Protected Longevity Income ETF NAV	-2.33
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,055,065
Number of Holdings	8
Portfolio Turnover	313%
Average Credit Quality	AAA
Annualized Distribution Rate	3.93%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	76.7%
U.S. Treasury Bills	21.1%
Treasury Money Markets	1.6%
Cash & Other	0.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2062 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A553

LifeX 2062 Longevity Income ETF
LFAZ (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2062 Longevity Income ETF (formerly known as LifeX Income Fund 1962F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2062 Longevity Income ETF	$71*	0.74%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -3.99%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2062.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 13, 2025, the Fund changed its name to “LifeX 2062 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2062 Longevity Income ETF	PAGE 1	TSR-AR-86172A371

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2062 Longevity Income ETF NAV	-3.99
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,995,498
Number of Holdings	14
Portfolio Turnover	458%
Average Credit Quality	AAA
Annualized Distribution Rate	5.68%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.5%
Treasury Money Markets	2.0%
Cash & Other	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2062 Longevity Income ETF	PAGE 2	TSR-AR-86172A371

LifeX 2063 Inflation-Protected Longevity Income ETF
LIAX (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2063 Inflation-Protected Longevity Income ETF (formerly known as LifeX Inflation-Protected Income Fund 1963F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Inflation-Protected Longevity Income ETF	$65*	0.69%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.55%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2063.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 14, 2025, the Fund changed its name to “LifeX 2063 Inflation-Protected Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2063 Inflation-Protected Longevity Income ETF	PAGE 1	TSR-AR-86172A546

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
LifeX 2063 Inflation-Protected Longevity Income ETF NAV	-2.55
Bloomberg U.S. Treasury Inflation Notes Index	2.51
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,220,880
Number of Holdings	11
Portfolio Turnover	397%
Average Credit Quality	AAA
Annualized Distribution Rate	3.83%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	94.8%
Treasury Money Markets	3.9%
U.S. Treasury Bills	0.6%
Cash & Other	0.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2063 Inflation-Protected Longevity Income ETF	PAGE 2	TSR-AR-86172A546

LifeX 2063 Longevity Income ETF
LFBB (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX 2063 Longevity Income ETF (formerly known as LifeX Income Fund 1963F)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2063 Longevity Income ETF	$70*	0.73%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -4.20%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal through 2063.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions through its planned end year.
MATERIAL CHANGES
On September 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 14, 2025, the Fund changed its name to “LifeX 2063 Longevity Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX 2063 Longevity Income ETF	PAGE 1	TSR-AR-86172A363

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX 2063 Longevity Income ETF NAV	-4.20
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,583,069
Number of Holdings	12
Portfolio Turnover	491%
Average Credit Quality	AAA
Annualized Distribution Rate	5.58%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.5%
Treasury Money Markets	2.0%
Cash & Other	1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX 2063 Longevity Income ETF	PAGE 2	TSR-AR-86172A363

LifeX Durable Income ETF
LFDR (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the LifeX Durable Income ETF (formerly known as LifeX Income Fund 1963M)  (the “Fund”) for the period of January 8, 2024 (commencement of operations), to December 31, 2024. You can find additional information about the Fund at https://www.stoneridgefunds.com/lifex.html. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Durable Income ETF	$92*	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund had a total return of -2.33%. Additionally, the Fund paid monthly distributions of $0.0833 per share, totaling $1 per share, in line with its objective to provide reliable monthly distributions consisting of income and principal.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2024, the Fund’s performance was negatively impacted by rising interest rates in the first and fourth quarters. However, because the Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser does not expect the Fund’s 2024 performance to impact its ability to sustain its planned distributions.
MATERIAL CHANGES
On December 13, 2024, the Fund was converted from a mutual fund to an ETF.
On February 14, 2025, the Fund changed its name to “LifeX Durable Income ETF.”
The Fund’s management fee was reduced to an annual rate of 0.50% on July 26, 2024 and further reduced to an annual rate of 0.25% on February 19, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses were deducted.
LifeX Durable Income ETF	PAGE 1	TSR-AR-86172A850

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/08/2024)
LifeX Durable Income ETF NAV	-2.33
Bloomberg U.S. Treasury Index	1.29
Visit https://www.stoneridgefunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$745,446
Number of Holdings	10
Portfolio Turnover	780%
Average Credit Quality	AAA
Annualized Distribution Rate	5.37%
Visit  https://www.stoneridgefunds.com/lifex.html  for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	% of Net Assets
U.S. Treasury Securities	96.6%
Treasury Money Markets	1.8%
Cash & Other	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/lifex.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
LifeX Durable Income ETF	PAGE 2	TSR-AR-86172A850

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant. “Audit fees” includes amounts related to an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit- related fees” covers the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not covered under “audit fees,” including review of the Fund’s prospectus. “Tax fees” covers the professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the Funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” covers the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$286,420	N/A
(b) Audit-Related Fees	$15,350	N/A
(c) Tax Fees	$410,850	N/A
(d) All Other Fees	$0	N/A

(e)(1) To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

(e)(2) The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$0	N/A
Registrant’s Investment Adviser	$206,495	N/A

(h) The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Registrant’s audit committee members are: Daniel Charney and Jeffrey Ekberg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LIFEX INCOME ETFS
LIFEX INFLATION-PROTECTED INCOME ETFS
LIFEX DURABLE INCOME ETF
Annual Report
December 31, 2024

TABLE OF CONTENTS(Continued)

LifeX 2048 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 97.7%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$155,433	$153,314
0.38%, 01/15/2027	171,188	165,972
0.50%, 01/15/2028	131,811	126,083
2.38%, 10/15/2028	160,772	163,331
0.13%, 01/15/2030	133,733	121,538
0.13%, 01/15/2031	120,049	106,626
0.13%, 07/15/2031	62,421	54,992
0.13%, 01/15/2032	134,373	116,579
1.13%, 01/15/2033	202,407	186,325
1.88%, 07/15/2034	848,050	822,244
2.13%, 02/15/2040	484,873	468,215
0.88%, 02/15/2047	1,070,990	775,108
1.50%, 02/15/2053	43,539	34,904
2.13%, 02/15/2054	21,599	20,013
TOTAL U.S. TREASURY SECURITIES (Cost $3,510,459)		3,315,244

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Treasury Money Markets - 1.8%
First American Government Obligations Fund - Class X, 4.41%(a)	30,305	$30,305
MSILF Government Portfolio - Class Institutional, 4.43%(a)	30,305	30,305
TOTAL SHORT-TERM INVESTMENTS (Cost $60,610)		60,610
TOTAL INVESTMENTS - 99.5% (Cost $3,571,069)		$3,375,854
Other Assets in Excess of Liabilities - 0.5%		17,144
TOTAL NET ASSETS - 100.0%		$3,392,998

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

1

LifeX 2048 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.9%
United States Treasury Note/Bond
4.13%, 02/15/2027	$5,000	$4,988
4.50%, 05/15/2027	266,000	267,403
1.13%, 02/29/2028	219,000	198,743
4.25%, 02/28/2029	6,000	5,975
4.63%, 04/30/2029	387,000	390,900
3.63%, 03/31/2030	250,000	241,025
4.13%, 03/31/2031	7,000	6,875
4.63%, 04/30/2031	354,000	357,181
3.75%, 08/31/2031	26,000	24,923
2.75%, 08/15/2032	521,000	462,428
4.50%, 11/15/2033	4,000	3,985
4.00%, 02/15/2034	4,000	3,833
4.38%, 05/15/2034	101,000	99,532
3.88%, 08/15/2034	604,000	571,582
4.75%, 02/15/2037	615,000	624,417
1.38%, 11/15/2040	48,000	29,760
4.50%, 02/15/2044	858,000	819,792
3.38%, 11/15/2048	9,000	7,041
2.38%, 11/15/2049	1,247,000	793,793
4.25%, 08/15/2054	33,000	30,200
TOTAL U.S. TREASURY SECURITIES (Cost $5,056,012)		4,944,376

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	49,802	$49,802
MSILF Government Portfolio - Class Institutional, 4.43%(a)	49,802	49,802
TOTAL SHORT-TERM INVESTMENTS (Cost $99,604)		99,604
TOTAL INVESTMENTS - 98.9% (Cost $5,155,616)		$5,043,980
Other Assets in Excess of Liabilities - 1.1%		54,022
TOTAL NET ASSETS - 100.0%		$5,098,002

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

2

LifeX 2049 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 95.4%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$123,550	$121,865
0.38%, 01/15/2027	142,439	138,099
0.50%, 01/15/2028	104,937	100,377
2.38%, 10/15/2028	149,436	151,814
0.13%, 01/15/2030	26,992	24,531
0.13%, 01/15/2031	113,986	101,241
0.13%, 01/15/2032	113,875	98,795
1.13%, 01/15/2033	156,839	144,377
1.75%, 01/15/2034	573,016	549,737
1.88%, 07/15/2034	202,204	196,051
2.13%, 02/15/2040	471,729	455,522
0.88%, 02/15/2047	1,046,144	757,126
1.50%, 02/15/2053	90,264	72,363
2.13%, 02/15/2054	29,828	27,637
TOTAL U.S. TREASURY SECURITIES (Cost $3,121,321)		2,939,535

	Shares
SHORT-TERM INVESTMENTS - 4.1%
Treasury Money Markets - 1.3%
First American Government Obligations Fund - Class X, 4.41%(a)	20,799	20,799
MSILF Government Portfolio - Class Institutional, 4.43%(a)	20,799	20,799
		41,598

	Par	Value
U.S. Treasury Bills - 2.8%
4.52%, 01/30/2025(b)	$15,000	$14,951
4.49%, 02/27/2025(b)	15,000	14,901
4.46%, 03/27/2025(b)	15,000	14,853
4.25%, 10/02/2025(b)	42,000	40,721
		85,426
TOTAL SHORT-TERM INVESTMENTS (Cost $126,978)		127,024
TOTAL INVESTMENTS - 99.5% (Cost $3,248,299)		$3,066,559
Other Assets in Excess of Liabilities - 0.5%		15,973
TOTAL NET ASSETS - 100.0%		$3,082,532

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

LifeX 2049 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 97.1%
United States Treasury Note/Bond
4.13%, 02/15/2027	$9,000	$8,978
4.50%, 05/15/2027	165,000	165,870
1.13%, 02/29/2028	178,000	161,535
4.25%, 02/28/2029	8,000	7,966
4.63%, 04/30/2029	286,000	288,882
3.63%, 03/31/2030	201,000	193,785
4.13%, 03/31/2031	11,000	10,803
4.63%, 04/30/2031	267,000	269,399
3.75%, 08/31/2031	22,000	21,089
2.75%, 08/15/2032	412,000	365,682
4.50%, 11/15/2033	2,000	1,993
4.00%, 02/15/2034	7,000	6,707
4.38%, 05/15/2034	73,000	71,939
3.88%, 08/15/2034	486,000	459,916
4.75%, 02/15/2037	500,000	507,656
1.38%, 11/15/2040	49,000	30,380
4.50%, 02/15/2044	550,000	525,508
2.38%, 11/15/2049	1,245,000	792,520
4.25%, 08/15/2054	30,000	27,455
TOTAL U.S. TREASURY SECURITIES (Cost $4,018,713)		3,918,063

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Markets - 1.9%
First American Government Obligations Fund - Class X, 4.41%(a)	38,759	$38,759
MSILF Government Portfolio - Class Institutional, 4.43%(a)	38,759	38,759
TOTAL SHORT-TERM INVESTMENTS (Cost $77,518)		77,518
TOTAL INVESTMENTS - 99.0% (Cost $4,096,231)		$3,995,581
Other Assets in Excess of Liabilities - 1.0%		41,454
TOTAL NET ASSETS - 100.0%		$4,037,035

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

LifeX 2050 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.0%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$111,593	$110,072
0.38%, 01/15/2027	129,371	125,429
0.50%, 01/15/2028	97,259	93,032
2.38%, 10/15/2028	145,313	147,626
0.13%, 01/15/2030	30,673	27,876
0.13%, 01/15/2031	112,774	100,164
0.13%, 01/15/2032	110,459	95,832
1.13%, 01/15/2033	151,540	139,500
1.75%, 01/15/2034	568,908	545,796
1.88%, 07/15/2034	195,162	189,223
2.13%, 02/15/2040	480,491	463,984
0.88%, 02/15/2047	940,222	680,467
1.50%, 02/15/2053	189,024	151,536
2.13%, 02/15/2054	70,969	65,756
TOTAL U.S. TREASURY SECURITIES (Cost $3,124,125)		2,936,293

	Shares
SHORT-TERM INVESTMENTS - 3.5%
Treasury Money Markets - 1.4%
First American Government Obligations Fund - Class X, 4.41%(a)	21,184	21,184
MSILF Government Portfolio - Class Institutional, 4.43%(a)	21,184	21,184
		42,368

	Par	Value
U.S. Treasury Bills - 2.1%
4.52%, 01/30/2025(b)	$15,000	$14,951
4.49%, 02/27/2025(b)	15,000	14,901
4.46%, 03/27/2025(b)	15,000	14,853
4.25%, 10/02/2025(b)	21,000	20,360
		65,065
TOTAL SHORT-TERM INVESTMENTS (Cost $107,400)		107,433
TOTAL INVESTMENTS - 99.5% (Cost $3,231,525)		$3,043,726
Other Assets in Excess of Liabilities - 0.5%		16,358
TOTAL NET ASSETS - 100.0%		$3,060,084

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

5

LifeX 2050 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 97.0%
United States Treasury Note/Bond
4.13%, 02/15/2027	$8,000	$7,980
4.50%, 05/15/2027	83,000	83,438
1.13%, 02/29/2028	161,000	146,108
4.25%, 02/28/2029	7,000	6,970
4.63%, 04/30/2029	229,000	231,308
3.63%, 03/31/2030	170,000	163,897
4.13%, 03/31/2031	10,000	9,821
4.63%, 04/30/2031	229,000	231,058
3.75%, 08/31/2031	17,000	16,296
2.75%, 08/15/2032	359,000	318,641
4.50%, 11/15/2033	1,000	996
4.00%, 02/15/2034	7,000	6,707
4.38%, 05/15/2034	61,000	60,114
3.88%, 08/15/2034	427,000	404,082
4.75%, 02/15/2037	444,000	450,799
1.38%, 11/15/2040	49,000	30,380
4.50%, 02/15/2044	480,000	458,625
2.38%, 11/15/2049	1,056,000	672,210
4.25%, 08/15/2054	150,000	137,273
TOTAL U.S. TREASURY SECURITIES (Cost $3,527,614)		3,436,703

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Markets - 1.9%
First American Government Obligations Fund - Class X, 4.41%(a)	34,259	$34,259
MSILF Government Portfolio - Class Institutional, 4.43%(a)	34,259	34,259
TOTAL SHORT-TERM INVESTMENTS (Cost $68,518)		68,518
TOTAL INVESTMENTS - 98.9% (Cost $3,596,132)		$3,505,221
Other Assets in Excess of Liabilities - 1.1%		37,982
TOTAL NET ASSETS - 100.0%		$3,543,203

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

6

LifeX 2051 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.2%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$100,965	$99,589
0.38%, 01/15/2027	117,610	114,027
0.50%, 01/15/2028	87,021	83,239
2.38%, 10/15/2028	138,099	140,297
0.13%, 01/15/2030	22,084	20,071
0.13%, 01/15/2031	105,498	93,702
0.13%, 01/15/2032	104,765	90,892
1.13%, 01/15/2033	146,241	134,622
1.75%, 01/15/2034	555,558	532,989
1.88%, 07/15/2034	190,132	184,346
2.13%, 02/15/2040	449,822	434,368
0.63%, 02/15/2043	96,109	70,437
0.88%, 02/15/2047	761,070	550,809
1.50%, 02/15/2053	300,526	240,926
2.13%, 02/15/2054	122,396	113,405
TOTAL U.S. TREASURY SECURITIES (Cost $3,094,731)		2,903,719

	Shares
SHORT-TERM INVESTMENTS - 3.3%
Treasury Money Markets - 1.2%
First American Government Obligations Fund - Class X, 4.41%(a)	18,527	18,527
MSILF Government Portfolio - Class Institutional, 4.43%(a)	18,527	18,527
		37,054

	Par	Value
U.S. Treasury Bills - 2.1%
4.52%, 01/30/2025(b)	$14,000	$13,955
4.49%, 02/27/2025(b)	14,000	13,908
4.47%, 03/27/2025(b)	14,000	13,863
4.25%, 10/02/2025(b)	22,000	21,330
		63,056
TOTAL SHORT-TERM INVESTMENTS (Cost $100,078)		100,110
TOTAL INVESTMENTS - 99.5% (Cost $3,194,809)		$3,003,829
Other Assets in Excess of Liabilities - 0.5%		16,484
TOTAL NET ASSETS - 100.0%		$3,020,313

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

7

LifeX 2051 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 97.0%
United States Treasury Note/Bond
4.13%, 02/15/2027	$7,000	$6,983
4.50%, 05/15/2027	19,000	19,100
1.13%, 02/29/2028	181,000	164,258
4.25%, 02/28/2029	7,000	6,970
4.63%, 04/30/2029	223,000	225,248
3.63%, 03/31/2030	176,000	169,682
4.13%, 03/31/2031	10,000	9,821
4.63%, 04/30/2031	229,000	231,057
3.75%, 08/31/2031	23,000	22,048
2.75%, 08/15/2032	378,000	335,505
4.50%, 11/15/2033	1,000	996
4.00%, 02/15/2034	7,000	6,707
4.38%, 05/15/2034	62,000	61,099
3.88%, 08/15/2034	457,000	432,472
4.75%, 02/15/2037	480,000	487,350
1.38%, 11/15/2040	50,000	31,000
4.50%, 02/15/2044	581,000	555,127
2.38%, 11/15/2049	927,000	590,094
4.25%, 08/15/2054	360,000	329,456
TOTAL U.S. TREASURY SECURITIES (Cost $3,804,432)		3,684,973

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Markets - 1.9%
First American Government Obligations Fund - Class X, 4.41%(a)	37,010	$37,010
MSILF Government Portfolio - Class Institutional, 4.43%(a)	37,010	37,010
TOTAL SHORT-TERM INVESTMENTS (Cost $74,020)		74,020
TOTAL INVESTMENTS - 98.9% (Cost $3,878,452)		$3,758,993
Other Assets in Excess of Liabilities - 1.1%		43,345
TOTAL NET ASSETS - 100.0%		$3,802,338

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

LifeX 2052 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$98,308	$96,968
0.38%, 01/15/2027	114,997	111,493
0.50%, 01/15/2028	85,741	82,015
2.38%, 10/15/2028	138,099	140,297
0.13%, 01/15/2030	28,219	25,646
0.13%, 01/15/2031	104,285	92,624
0.13%, 01/15/2032	104,765	90,892
1.13%, 01/15/2033	149,421	137,548
1.75%, 01/15/2034	570,962	547,767
1.88%, 07/15/2034	197,174	191,174
2.13%, 02/15/2040	414,771	400,521
0.63%, 02/15/2043	270,477	198,230
0.88%, 02/15/2047	560,995	406,009
1.50%, 02/15/2053	449,196	360,112
2.13%, 02/15/2054	178,966	165,820
TOTAL U.S. TREASURY SECURITIES (Cost $3,252,158)		3,047,116

	Shares
SHORT-TERM INVESTMENTS - 2.7%
Treasury Money Markets - 1.1%
First American Government Obligations Fund - Class X, 4.41%(a)	16,740	16,740
MSILF Government Portfolio - Class Institutional, 4.43%(a)	16,740	16,740
		33,480

	Par	Value
U.S. Treasury Bills - 1.6%
4.52%, 01/30/2025(b)	$14,000	$13,954
4.49%, 02/27/2025(b)	14,000	13,908
4.47%, 03/27/2025(b)	14,000	13,863
4.25%, 10/02/2025(b)	10,000	9,695
		51,420
TOTAL SHORT-TERM INVESTMENTS (Cost $84,875)		84,900
TOTAL INVESTMENTS - 99.4% (Cost $3,337,033)		$3,132,016
Other Assets in Excess of Liabilities - 0.6%		17,383
TOTAL NET ASSETS - 100.0%		$3,149,399

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

9

LifeX 2052 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Note/Bond
4.13%, 02/15/2027	$6,000	$5,985
1.13%, 02/29/2028	156,000	141,570
4.25%, 02/28/2029	6,000	5,974
4.63%, 04/30/2029	217,000	219,187
3.63%, 03/31/2030	183,000	176,431
4.13%, 03/31/2031	9,000	8,839
4.63%, 04/30/2031	239,000	241,147
3.75%, 08/31/2031	22,000	21,089
2.75%, 08/15/2032	408,000	362,132
4.50%, 11/15/2033	3,000	2,989
4.00%, 02/15/2034	6,000	5,749
4.38%, 05/15/2034	62,000	61,099
3.88%, 08/15/2034	505,000	477,896
4.75%, 02/15/2037	531,000	539,131
1.38%, 11/15/2040	48,000	29,760
4.50%, 02/15/2044	709,000	677,427
2.38%, 11/15/2049	824,000	524,528
4.25%, 08/15/2054	630,000	576,548
TOTAL U.S. TREASURY SECURITIES (Cost $4,223,524)		4,077,481

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	41,526	$41,526
MSILF Government Portfolio - Class Institutional, 4.43%(a)	41,526	41,526
TOTAL SHORT-TERM INVESTMENTS (Cost $83,052)		83,052
TOTAL INVESTMENTS - 98.8% (Cost $4,306,576)		$4,160,533
Other Assets in Excess of Liabilities - 1.2%		51,142
TOTAL NET ASSETS - 100.0%		$4,211,675

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

LifeX 2053 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 97.1%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$87,680	$86,485
0.38%, 01/15/2027	103,236	100,090
0.50%, 01/15/2028	76,783	73,447
2.38%, 10/15/2028	128,824	130,874
0.13%, 01/15/2030	36,807	33,451
0.13%, 01/15/2031	95,797	85,085
0.13%, 01/15/2032	100,210	86,940
1.13%, 01/15/2033	140,943	129,744
1.75%, 01/15/2034	550,424	528,063
1.88%, 07/15/2034	189,126	183,371
2.13%, 02/15/2040	335,906	324,366
0.63%, 02/15/2043	431,116	315,961
1.38%, 02/15/2044	62,304	51,856
0.88%, 02/15/2047	257,613	186,442
1.50%, 02/15/2053	578,752	463,974
2.13%, 02/15/2054	231,422	214,422
TOTAL U.S. TREASURY SECURITIES (Cost $3,199,551)		2,994,571

	Shares
SHORT-TERM INVESTMENTS - 2.3%
Treasury Money Markets - 1.0%
First American Government Obligations Fund - Class X, 4.41%(a)	15,153	15,153
MSILF Government Portfolio - Class Institutional, 4.43%(a)	15,153	15,153
		30,306

	Par	Value
U.S. Treasury Bills - 1.3%
4.52%, 01/30/2025(b)	$13,000	$12,957
4.49%, 02/27/2025(b)	13,000	12,914
4.46%, 03/27/2025(b)	13,000	12,873
4.25%, 10/02/2025(b)	2,000	1,939
		40,683
TOTAL SHORT-TERM INVESTMENTS (Cost $70,971)		70,989
TOTAL INVESTMENTS - 99.4% (Cost $3,270,522)		$3,065,560
Other Assets in Excess of Liabilities - 0.6%		17,210
TOTAL NET ASSETS - 100.0%		$3,082,770

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

LifeX 2053 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Note/Bond
4.13%, 02/15/2027	$6,000	$5,985
1.13%, 02/29/2028	76,000	68,970
4.25%, 02/28/2029	6,000	5,974
4.63%, 04/30/2029	141,000	142,421
3.63%, 03/31/2030	129,000	124,369
4.13%, 03/31/2031	9,000	8,839
4.63%, 04/30/2031	163,000	164,465
3.75%, 08/31/2031	16,000	15,338
2.75%, 08/15/2032	295,000	261,836
4.50%, 11/15/2033	3,000	2,989
4.00%, 02/15/2034	6,000	5,749
4.38%, 05/15/2034	38,000	37,448
3.88%, 08/15/2034	379,000	358,658
4.75%, 02/15/2037	398,000	404,094
1.38%, 11/15/2040	48,000	29,760
4.50%, 02/15/2044	577,000	551,305
2.38%, 11/15/2049	471,000	299,821
4.25%, 08/15/2054	646,000	591,191
TOTAL U.S. TREASURY SECURITIES (Cost $3,223,741)		3,079,212

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	31,157	$31,157
MSILF Government Portfolio - Class Institutional, 4.43%(a)	31,157	31,157
TOTAL SHORT-TERM INVESTMENTS (Cost $62,314)		62,314
TOTAL INVESTMENTS - 98.7% (Cost $3,286,055)		$3,141,526
Other Assets in Excess of Liabilities - 1.3%		40,870
TOTAL NET ASSETS - 100.0%		$3,182,396

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

12

LifeX 2054 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 97.5%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$99,637	$98,278
0.38%, 01/15/2027	114,997	111,493
0.50%, 01/15/2028	85,741	82,015
2.38%, 10/15/2028	143,252	145,532
0.13%, 01/15/2030	28,219	25,646
0.13%, 01/15/2031	105,498	93,701
0.13%, 01/15/2032	104,765	90,892
1.13%, 01/15/2033	151,540	139,500
1.75%, 01/15/2034	620,254	595,056
1.88%, 07/15/2034	207,234	200,928
2.13%, 02/15/2040	356,352	344,110
0.63%, 02/15/2043	457,202	335,079
1.38%, 02/15/2044	322,357	268,299
0.88%, 02/15/2047	9,154	6,625
1.50%, 02/15/2053	599,990	481,000
2.13%, 02/15/2054	523,527	485,070
TOTAL U.S. TREASURY SECURITIES (Cost $3,728,257)		3,503,224

	Shares
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Markets - 1.1%
First American Government Obligations Fund - Class X, 4.41%(a)	18,911	$18,911
MSILF Government Portfolio - Class Institutional, 4.43%(a)	18,911	18,911
		37,822

	Par	Value
U.S. Treasury Bills - 0.8%
4.52%, 01/30/2025(b)	$15,000	14,951
4.49%, 02/27/2025(b)	15,000	14,901
4.46%, 03/27/2025(b)	2,000	1,981
		31,833
TOTAL SHORT-TERM INVESTMENTS (Cost $69,643)		69,655
TOTAL INVESTMENTS - 99.4% (Cost $3,797,900)		$3,572,879
Other Assets in Excess of Liabilities - 0.6%		21,177
TOTAL NET ASSETS - 100.0%		$3,594,056

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

13

LifeX 2054 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.7%
United States Treasury Note/Bond
1.13%, 02/29/2028	$48,000	$43,560
4.25%, 02/28/2029	2,000	1,992
4.63%, 04/30/2029	141,000	142,421
3.63%, 03/31/2030	136,000	131,118
4.63%, 04/30/2031	179,000	180,608
3.75%, 08/31/2031	18,000	17,255
2.75%, 08/15/2032	315,000	279,587
4.50%, 11/15/2033	2,000	1,992
4.00%, 02/15/2034	6,000	5,749
4.38%, 05/15/2034	32,000	31,535
3.88%, 08/15/2034	425,000	402,190
4.75%, 02/15/2037	443,000	449,784
1.38%, 11/15/2040	53,000	32,860
4.50%, 02/15/2044	693,000	662,140
2.38%, 11/15/2049	367,000	233,618
4.25%, 08/15/2054	905,000	828,216
TOTAL U.S. TREASURY SECURITIES (Cost $3,634,843)		3,444,625

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	35,773	$35,773
MSILF Government Portfolio - Class Institutional, 4.43%(a)	35,773	35,773
TOTAL SHORT-TERM INVESTMENTS (Cost $71,546)		71,546
TOTAL INVESTMENTS - 98.7% (Cost $3,706,389)		$3,516,171
Other Assets in Excess of Liabilities - 1.3%		48,085
TOTAL NET ASSETS - 100.0%		$3,564,256

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

14

LifeX 2055 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 95.8%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$87,680	$86,485
0.38%, 01/15/2027	91,475	88,687
0.50%, 01/15/2028	70,385	67,326
2.38%, 10/15/2028	116,457	118,310
0.13%, 01/15/2030	25,765	23,416
0.13%, 01/15/2031	84,883	75,392
0.13%, 01/15/2032	69,464	60,265
1.13%, 01/15/2033	102,793	94,626
1.75%, 01/15/2034	519,616	498,507
1.88%, 07/15/2034	134,803	130,701
2.13%, 02/15/2040	208,846	201,671
0.63%, 02/15/2043	735,917	539,347
1.38%, 02/15/2044	12,190	10,146
1.50%, 02/15/2053	884,588	709,156
2.13%, 02/15/2054	292,105	270,648
TOTAL U.S. TREASURY SECURITIES (Cost $3,200,028)		2,974,683

	Shares
SHORT-TERM INVESTMENTS - 3.7%
Treasury Money Markets - 0.6%
First American Government Obligations Fund - Class X, 4.41%(a)	9,688	9,688
MSILF Government Portfolio - Class Institutional, 4.43%(a)	9,688	9,688
		19,376

	Par	Value
U.S. Treasury Bills - 3.1%
4.52%, 01/30/2025(b)	$12,000	$11,961
4.49%, 02/27/2025(b)	12,000	11,921
4.47%, 03/27/2025(b)	12,000	11,883
4.25%, 10/02/2025(b)	61,000	59,142
		94,907
TOTAL SHORT-TERM INVESTMENTS (Cost $114,229)		114,283
TOTAL INVESTMENTS - 99.5% (Cost $3,314,257)		$3,088,966
Other Assets in Excess of Liabilities - 0.5%		16,940
TOTAL NET ASSETS - 100.0%		$3,105,906

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

15

LifeX 2055 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Note/Bond
4.13%, 02/15/2027	$5,000	$4,988
1.13%, 02/29/2028	3,000	2,722
4.25%, 02/28/2029	5,000	4,979
4.63%, 04/30/2029	98,000	98,988
3.63%, 03/31/2030	108,000	104,123
4.63%, 04/30/2031	141,000	142,267
3.75%, 08/31/2031	16,000	15,337
2.75%, 08/15/2032	258,000	228,995
4.50%, 11/15/2033	3,000	2,988
4.00%, 02/15/2034	5,000	4,791
4.38%, 05/15/2034	21,000	20,695
3.88%, 08/15/2034	354,000	335,000
4.75%, 02/15/2037	373,000	378,711
1.38%, 11/15/2040	45,000	27,900
4.50%, 02/15/2044	621,000	593,346
2.38%, 11/15/2049	284,000	180,784
4.25%, 08/15/2054	875,000	800,762
TOTAL U.S. TREASURY SECURITIES (Cost $3,103,221)		2,947,376

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	29,738	$29,738
MSILF Government Portfolio - Class Institutional, 4.43%(a)	29,738	29,738
TOTAL SHORT-TERM INVESTMENTS (Cost $59,476)		59,476
TOTAL INVESTMENTS - 98.6% (Cost $3,162,697)		$3,006,852
Other Assets in Excess of Liabilities - 1.4%		42,370
TOTAL NET ASSETS - 100.0%		$3,049,222

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

LifeX 2056 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 78.9%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$118,236	$116,624
0.38%, 01/15/2027	141,132	136,832
0.50%, 01/15/2028	144,608	138,324
2.13%, 02/15/2040	382,641	369,495
1.38%, 02/15/2044	1,032,083	859,008
2.13%, 02/15/2054	2,269,988	2,103,241
TOTAL U.S. TREASURY SECURITIES (Cost $3,929,979)		3,723,524

	Shares	Value
SHORT-TERM INVESTMENTS - 20.5%
Treasury Money Markets - 1.6%
First American Government Obligations Fund - Class X, 4.41%(a)	37,527	37,527
MSILF Government Portfolio - Class Institutional, 4.43%(a)	37,527	37,527
		75,054

	Par	Value
U.S. Treasury Bills - 18.9%
4.52%, 01/30/2025(b)	$18,000	$17,941
4.49%, 02/27/2025(b)	18,000	17,882
4.40%, 03/27/2025(b)	18,000	17,824
4.20%, 10/02/2025(b)	865,000	838,657
		892,304
TOTAL SHORT-TERM INVESTMENTS (Cost $967,112)		967,358
TOTAL INVESTMENTS - 99.4% (Cost $4,897,091)		$4,690,882
Other Assets in Excess of Liabilities - 0.6%		25,977
TOTAL NET ASSETS - 100.0%		$4,716,859

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

17

LifeX 2056 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Note/Bond
4.25%, 02/28/2029	$1,000	$996
4.63%, 04/30/2029	71,000	71,716
3.63%, 03/31/2030	105,000	101,231
4.63%, 04/30/2031	130,000	131,168
3.75%, 08/31/2031	18,000	17,255
2.75%, 08/15/2032	251,000	222,782
4.50%, 11/15/2033	3,000	2,988
4.00%, 02/15/2034	4,000	3,832
4.38%, 05/15/2034	17,000	16,753
3.88%, 08/15/2034	349,000	330,268
4.75%, 02/15/2037	373,000	378,712
1.38%, 11/15/2040	43,000	26,660
4.50%, 02/15/2044	660,000	630,609
2.38%, 11/15/2049	337,000	214,522
4.25%, 08/15/2054	950,000	869,398
TOTAL U.S. TREASURY SECURITIES (Cost $3,186,504)		3,018,890

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	31,035	$31,035
MSILF Government Portfolio - Class Institutional, 4.43%(a)	31,035	31,035
TOTAL SHORT-TERM INVESTMENTS (Cost $62,070)		62,070
TOTAL INVESTMENTS - 98.6% (Cost $3,248,574)		$3,080,960
Other Assets in Excess of Liabilities - 1.4%		43,748
TOTAL NET ASSETS - 100.0%		$3,124,708

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

18

LifeX 2057 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 95.6%
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$35,984	$35,926
0.63%, 01/15/2026	70,410	69,450
0.38%, 01/15/2027	75,793	73,484
0.50%, 01/15/2028	66,545	63,654
2.38%, 10/15/2028	69,050	70,149
0.13%, 01/15/2030	35,580	32,336
0.13%, 01/15/2031	63,056	56,005
0.13%, 01/15/2032	52,383	45,446
1.13%, 01/15/2033	80,539	74,140
1.88%, 07/15/2034	539,211	522,803
2.13%, 02/15/2040	334,445	322,955
1.38%, 02/15/2044	578,346	481,360
2.13%, 02/15/2054	1,426,585	1,321,792
TOTAL U.S. TREASURY SECURITIES (Cost $3,393,903)		3,169,500

	Shares
SHORT-TERM INVESTMENTS - 3.7%
Treasury Money Markets - 2.6%
First American Government Obligations Fund - Class X, 4.41%(a)	43,849	43,849
MSILF Government Portfolio - Class Institutional, 4.43%(a)	43,849	43,849
		87,698

	Par	Value
U.S. Treasury Bills - 1.1%
4.27%, 01/30/2025(b)	$12,000	$11,960
4.26%, 02/27/2025(b)	12,000	11,921
4.27%, 03/27/2025(b)	10,000	9,902
		33,783
TOTAL SHORT-TERM INVESTMENTS (Cost $121,477)		121,481
TOTAL INVESTMENTS - 99.3% (Cost $3,515,380)		$3,290,981
Other Assets in Excess of Liabilities - 0.7%		22,109
TOTAL NET ASSETS - 100.0%		$3,313,090

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

19

LifeX 2057 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Note/Bond
4.25%, 02/28/2029	$3,000	$2,987
4.63%, 04/30/2029	30,000	30,302
3.63%, 03/31/2030	104,000	100,267
4.63%, 04/30/2031	115,000	116,033
3.75%, 08/31/2031	20,000	19,172
2.75%, 08/15/2032	245,000	217,457
4.50%, 11/15/2033	2,000	1,992
4.00%, 02/15/2034	4,000	3,833
4.38%, 05/15/2034	20,000	19,709
3.88%, 08/15/2034	338,000	319,859
4.75%, 02/15/2037	369,000	374,650
1.38%, 11/15/2040	44,000	27,280
4.50%, 02/15/2044	691,000	660,229
2.38%, 11/15/2049	385,000	245,077
4.25%, 08/15/2054	1,038,000	949,932
TOTAL U.S. TREASURY SECURITIES (Cost $3,269,505)		3,088,779

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	31,900	$31,900
MSILF Government Portfolio - Class Institutional, 4.43%(a)	31,901	31,901
TOTAL SHORT-TERM INVESTMENTS (Cost $63,801)		63,801
TOTAL INVESTMENTS - 98.6% (Cost $3,333,306)		$3,152,580
Other Assets in Excess of Liabilities - 1.4%		45,140
TOTAL NET ASSETS - 100.0%		$3,197,720

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

20

LifeX 2058 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 91.3%
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$82,630	$82,498
0.63%, 01/15/2026	79,709	78,623
0.38%, 01/15/2027	94,088	91,221
0.50%, 01/15/2028	85,741	82,015
2.38%, 10/15/2028	64,927	65,961
0.13%, 01/15/2031	53,355	47,389
1.75%, 01/15/2034	412,818	396,047
1.88%, 07/15/2034	51,305	49,744
2.13%, 02/15/2040	157,730	152,311
0.63%, 02/15/2043	763,377	559,472
1.38%, 02/15/2044	20,317	16,909
1.50%, 02/15/2053	1,311,484	1,051,390
2.13%, 02/15/2054	704,550	652,796
TOTAL U.S. TREASURY SECURITIES (Cost $3,602,522)		3,326,376

	Shares
SHORT-TERM INVESTMENTS - 8.2%
Treasury Money Markets - 1.6%
First American Government Obligations Fund - Class X, 4.41%(a)	28,634	28,634
MSILF Government Portfolio - Class Institutional, 4.43%(a)	28,634	28,634
		57,268

	Par	Value
U.S. Treasury Bills - 6.6%
4.52%, 01/30/2025(b)	$11,000	$10,964
4.49%, 02/27/2025(b)	11,000	10,928
4.40%, 03/27/2025(b)	11,000	10,892
4.20%, 10/02/2025(b)	215,000	208,452
		241,236
TOTAL SHORT-TERM INVESTMENTS (Cost $298,435)		298,504
TOTAL INVESTMENTS - 99.5% (Cost $3,900,957)		$3,624,880
Other Assets in Excess of Liabilities - 0.5%		19,663
TOTAL NET ASSETS - 100.0%		$3,644,543

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

21

LifeX 2058 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Note/Bond
4.25%, 02/28/2029	$4,000	$3,983
3.63%, 03/31/2030	93,000	89,661
4.63%, 04/30/2031	96,000	96,863
3.75%, 08/31/2031	21,000	20,130
2.75%, 08/15/2032	225,000	199,705
4.50%, 11/15/2033	2,000	1,992
4.00%, 02/15/2034	4,000	3,833
4.38%, 05/15/2034	12,000	11,826
3.88%, 08/15/2034	320,000	302,825
4.75%, 02/15/2037	344,000	349,268
1.38%, 11/15/2040	39,000	24,180
4.50%, 02/15/2044	685,000	654,496
2.38%, 11/15/2049	413,000	262,900
4.25%, 08/15/2054	1,064,000	973,726
TOTAL U.S. TREASURY SECURITIES (Cost $3,177,830)		2,995,388

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	30,384	$30,384
MSILF Government Portfolio - Class Institutional, 4.43%(a)	30,384	30,384
TOTAL SHORT-TERM INVESTMENTS (Cost $60,768)		60,768
TOTAL INVESTMENTS - 98.6% (Cost $3,238,598)		$3,056,156
Other Assets in Excess of Liabilities - 1.4%		44,154
TOTAL NET ASSETS - 100.0%		$3,100,310

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

22

LifeX 2059 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 88.4%
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2026	$77,052	$76,002
0.38%, 01/15/2027	91,475	88,688
0.50%, 01/15/2028	84,462	80,791
2.38%, 10/15/2028	59,774	60,726
0.13%, 01/15/2031	54,568	48,466
1.75%, 01/15/2034	437,464	419,692
2.13%, 02/15/2040	39,432	38,078
0.63%, 02/15/2043	613,722	449,791
1.38%, 02/15/2044	81,266	67,638
1.50%, 02/15/2053	1,258,387	1,008,823
2.13%, 02/15/2054	1,051,168	973,952
TOTAL U.S. TREASURY SECURITIES (Cost $3,600,865)		3,312,647

	Shares
SHORT-TERM INVESTMENTS - 11.0%
Treasury Money Markets - 0.7%
First American Government Obligations Fund - Class X, 4.41%(a)	12,773	12,773
MSILF Government Portfolio - Class Institutional, 4.43%(a)	12,773	12,773
		25,546

	Par	Value
U.S. Treasury Bills - 10.3%
4.52%, 01/30/2025(b)	$13,000	$12,957
4.49%, 02/27/2025(b)	13,000	12,915
4.40%, 03/27/2025(b)	13,000	12,873
4.20%, 10/02/2025(b)	360,000	349,037
		387,782
TOTAL SHORT-TERM INVESTMENTS (Cost $413,219)		413,328
TOTAL INVESTMENTS - 99.4% (Cost $4,014,084)		$3,725,975
Other Assets in Excess of Liabilities - 0.6%		20,729
TOTAL NET ASSETS - 100.0%		$3,746,704

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

23

LifeX 2059 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Note/Bond
3.63%, 03/31/2030	$76,000	$73,272
4.63%, 04/30/2031	99,000	99,889
3.75%, 08/31/2031	21,000	20,130
2.75%, 08/15/2032	250,000	221,895
4.50%, 11/15/2033	3,000	2,989
4.00%, 02/15/2034	3,000	2,874
4.38%, 05/15/2034	14,000	13,797
3.88%, 08/15/2034	360,000	340,678
4.75%, 02/15/2037	389,000	394,957
1.38%, 11/15/2040	36,000	22,320
4.50%, 02/15/2044	821,000	784,440
2.38%, 11/15/2049	530,000	337,378
4.25%, 08/15/2054	1,333,000	1,219,903
TOTAL U.S. TREASURY SECURITIES (Cost $3,775,448)		3,534,522

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	35,889	$35,889
MSILF Government Portfolio - Class Institutional, 4.43%(a)	35,889	35,889
TOTAL SHORT-TERM INVESTMENTS (Cost $71,778)		71,778
TOTAL INVESTMENTS - 98.6% (Cost $3,847,226)		$3,606,300
Other Assets in Excess of Liabilities - 1.4%		52,421
TOTAL NET ASSETS - 100.0%		$3,658,721

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

24

LifeX 2060 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 80.6%
United States Treasury Inflation Indexed Bonds
2.38%, 10/15/2028	$17,520	$17,799
0.13%, 01/15/2031	23,040	20,463
1.88%, 07/15/2034	137,821	133,627
2.13%, 02/15/2040	68,642	66,283
0.63%, 02/15/2043	610,976	447,779
2.13%, 02/15/2054	1,987,139	1,841,170
TOTAL U.S. TREASURY SECURITIES (Cost $2,598,264)		2,527,121

	Shares
SHORT-TERM INVESTMENTS - 18.8%
Treasury Money Markets - 1.6%
First American Government Obligations Fund - Class X, 4.41%(a)	25,109	25,109
MSILF Government Portfolio - Class Institutional, 4.43%(a)	25,109	25,109
		50,218

	Par	Value
U.S. Treasury Bills - 17.2%
4.52%, 01/30/2025(b)	$10,000	$9,967
4.49%, 02/27/2025(b)	10,000	9,934
4.40%, 03/27/2025(b)	10,000	9,902
4.20%, 10/02/2025(b)	526,000	509,981
		539,784
TOTAL SHORT-TERM INVESTMENTS (Cost $589,854)		590,002
TOTAL INVESTMENTS - 99.4% (Cost $3,188,118)		$3,117,123
Other Assets in Excess of Liabilities - 0.6%		18,143
TOTAL NET ASSETS - 100.0%		$3,135,266

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

25

LifeX 2060 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.5%
United States Treasury Note/Bond
4.25%, 02/28/2029	$3,000	$2,987
3.63%, 03/31/2030	18,000	17,354
4.13%, 03/31/2031	6,000	5,893
4.63%, 04/30/2031	59,000	59,530
3.75%, 08/31/2031	14,000	13,420
2.75%, 08/15/2032	191,000	169,527
4.50%, 11/15/2033	4,000	3,985
4.00%, 02/15/2034	3,000	2,874
3.88%, 08/15/2034	292,000	276,328
4.75%, 02/15/2037	308,000	312,716
1.38%, 11/15/2040	33,000	20,460
4.50%, 02/15/2044	683,000	652,585
2.38%, 11/15/2049	463,000	294,729
4.25%, 08/15/2054	1,223,000	1,119,236
TOTAL U.S. TREASURY SECURITIES (Cost $3,152,251)		2,951,624

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	31,197	$31,197
MSILF Government Portfolio - Class Institutional, 4.43%(a)	31,197	31,197
TOTAL SHORT-TERM INVESTMENTS (Cost $62,394)		62,394
TOTAL INVESTMENTS - 98.5% (Cost $3,214,645)		$3,014,018
Other Assets in Excess of Liabilities - 1.5%		44,349
TOTAL NET ASSETS - 100.0%		$3,058,367

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

26

LifeX 2061 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 77.8%
United States Treasury Inflation Indexed Bonds
0.13%, 01/15/2031	$1,213	$1,077
0.63%, 02/15/2043	429,743	314,955
2.13%, 02/15/2054	2,157,877	1,999,366
TOTAL U.S. TREASURY SECURITIES (Cost $2,363,182)		2,315,398

	Shares
SHORT-TERM INVESTMENTS - 21.6%
Treasury Money Markets - 1.6%
First American Government Obligations Fund - Class X, 4.41%(a)	23,272	23,272
MSILF Government Portfolio - Class Institutional, 4.43%(a)	23,272	23,272
		46,544

	Par	Value
U.S. Treasury Bills - 20.0%
4.52%, 01/30/2025(b)	$10,000	$9,967
4.49%, 02/27/2025(b)	10,000	9,934
4.40%, 03/27/2025(b)	10,000	9,902
4.20%, 10/02/2025(b)	583,000	565,246
		595,049
TOTAL SHORT-TERM INVESTMENTS (Cost $641,430)		641,593
TOTAL INVESTMENTS - 99.4% (Cost $3,004,612)		$2,956,991
Other Assets in Excess of Liabilities - 0.6%		17,254
TOTAL NET ASSETS - 100.0%		$2,974,245

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

27

LifeX 2061 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Note/Bond
4.25%, 02/28/2029	$3,000	$2,987
4.13%, 03/31/2031	6,000	5,893
4.63%, 04/30/2031	29,000	29,261
3.75%, 08/31/2031	16,000	15,338
2.75%, 08/15/2032	177,000	157,101
4.50%, 11/15/2033	2,000	1,992
4.00%, 02/15/2034	3,000	2,874
3.88%, 08/15/2034	280,000	264,972
4.75%, 02/15/2037	299,000	303,579
1.38%, 11/15/2040	32,000	19,840
4.50%, 02/15/2044	692,000	661,184
2.38%, 11/15/2049	489,000	311,279
4.25%, 08/15/2054	1,351,000	1,236,376
TOTAL U.S. TREASURY SECURITIES (Cost $3,229,409)		3,012,676

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Treasury Money Markets - 1.9%
First American Government Obligations Fund - Class X, 4.41%(a)	30,025	$30,025
MSILF Government Portfolio - Class Institutional, 4.43%(a)	30,025	30,025
TOTAL SHORT-TERM INVESTMENTS (Cost $60,050)		60,050
TOTAL INVESTMENTS - 98.5% (Cost $3,289,459)		$3,072,726
Other Assets in Excess of Liabilities - 1.5%		45,754
TOTAL NET ASSETS - 100.0%		$3,118,480

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

28

LifeX 2062 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 76.7%
United States Treasury Inflation Indexed Bonds
1.50%, 02/15/2053	$1,489,888	$1,194,413
2.13%, 02/15/2054	1,239,391	1,148,349
TOTAL U.S. TREASURY SECURITIES (Cost $2,531,076)		2,342,762

	Shares
SHORT-TERM INVESTMENTS - 22.7%
Treasury Money Markets - 1.6%
First American Government Obligations Fund - Class X, 4.41%(a)	23,784	23,784
MSILF Government Portfolio - Class Institutional, 4.43%(a)	23,784	23,784
		47,568

	Par	Value
U.S. Treasury Bills - 21.1%
4.52%, 01/30/2025(b)	$10,000	$9,967
4.49%, 02/27/2025(b)	10,000	9,934
4.40%, 03/27/2025(b)	10,000	9,902
4.20%, 10/02/2025(b)	637,000	617,601
		647,404
TOTAL SHORT-TERM INVESTMENTS (Cost $694,795)		694,972
TOTAL INVESTMENTS - 99.4% (Cost $3,225,871)		$3,037,734
Other Assets in Excess of Liabilities - 0.6%		17,331
TOTAL NET ASSETS - 100.0%		$3,055,065

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

29

LifeX 2062 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.5%
United States Treasury Note/Bond
4.25%, 02/28/2029	$2,000	$1,991
4.13%, 03/31/2031	6,000	5,893
3.75%, 08/31/2031	1,000	959
2.75%, 08/15/2032	151,000	134,024
4.50%, 11/15/2033	3,000	2,989
4.00%, 02/15/2034	2,000	1,916
3.88%, 08/15/2034	248,000	234,689
4.75%, 02/15/2037	274,000	278,196
1.38%, 11/15/2040	29,000	17,980
4.50%, 02/15/2044	659,000	629,654
2.38%, 11/15/2049	488,000	310,642
4.25%, 08/15/2054	1,391,000	1,272,982
TOTAL U.S. TREASURY SECURITIES (Cost $3,110,394)		2,891,915

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	29,667	$29,667
MSILF Government Portfolio - Class Institutional, 4.43%(a)	29,667	29,667
TOTAL SHORT-TERM INVESTMENTS (Cost $59,334)		59,334
TOTAL INVESTMENTS - 98.5% (Cost $3,169,728)		$2,951,249
Other Assets in Excess of Liabilities - 1.5%		44,249
TOTAL NET ASSETS - 100.0%		$2,995,498

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

30

LifeX 2063 Inflation-Protected Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 94.8%
United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025	$446,468	$445,753
0.63%, 01/15/2026	86,352	85,175
0.38%, 01/15/2027	98,009	95,022
0.50%, 01/15/2028	99,818	95,480
1.38%, 02/15/2044	295,268	245,753
2.13%, 02/15/2054	4,296,212	3,980,625
TOTAL U.S. TREASURY SECURITIES (Cost $5,281,422)		4,947,808

	Shares
SHORT-TERM INVESTMENTS - 4.5%
Treasury Money Markets - 3.9%
First American Government Obligations Fund - Class X, 4.41%(a)	102,400	102,400
MSILF Government Portfolio - Class Institutional, 4.43%(a)	102,400	102,400
		204,800

	Par	Value
U.S. Treasury Bills - 0.6%
4.27%, 01/30/2025(b)	$15,000	$14,951
4.26%, 02/27/2025(b)	15,000	14,901
4.27%, 03/27/2025(b)	3,000	2,971
		32,823
TOTAL SHORT-TERM INVESTMENTS (Cost $237,618)		237,623
TOTAL INVESTMENTS - 99.3% (Cost $5,519,040)		$5,185,431
Other Assets in Excess of Liabilities - 0.7%		35,449
TOTAL NET ASSETS - 100.0%		$5,220,880

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

31

LifeX 2063 Longevity Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.5%
United States Treasury Note/Bond
4.13%, 03/31/2031	$6,000	$5,893
2.75%, 08/15/2032	114,000	101,184
4.50%, 11/15/2033	3,000	2,988
4.00%, 02/15/2034	2,000	1,915
3.88%, 08/15/2034	261,000	246,992
4.75%, 02/15/2037	310,000	314,747
1.38%, 11/15/2040	27,000	16,740
4.50%, 02/15/2044	782,000	747,177
2.38%, 11/15/2049	603,000	383,847
4.25%, 08/15/2054	1,789,000	1,637,214
TOTAL U.S. TREASURY SECURITIES (Cost $3,682,253)		3,458,697

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Treasury Money Markets - 2.0%
First American Government Obligations Fund - Class X, 4.41%(a)	35,492	$35,492
MSILF Government Portfolio - Class Institutional, 4.43%(a)	35,492	35,492
TOTAL SHORT-TERM INVESTMENTS (Cost $70,984)		70,984
TOTAL INVESTMENTS - 98.5% (Cost $3,753,237)		$3,529,681
Other Assets in Excess of Liabilities - 1.5%		53,388
TOTAL NET ASSETS - 100.0%		$3,583,069

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

32

LifeX Durable Income ETF
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 96.6%
United States Treasury Note/Bond
4.00%, 02/15/2034	$1,000	$958
3.88%, 08/15/2034	18,000	17,034
4.50%, 02/15/2036	5,000	5,000
4.75%, 02/15/2037	47,000	47,719
1.38%, 11/15/2040	31,000	19,220
4.50%, 02/15/2044	143,000	136,632
2.38%, 11/15/2049	114,000	72,568
4.25%, 08/15/2054	460,000	420,972
TOTAL U.S. TREASURY SECURITIES (Cost $738,153)		720,103

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Treasury Money Markets - 1.8%
First American Government Obligations Fund - Class X, 4.41%(a)	6,838	$6,838
MSILF Government Portfolio - Class Institutional, 4.43%(a)	6,838	6,838
TOTAL SHORT-TERM INVESTMENTS (Cost $13,676)		13,676
TOTAL INVESTMENTS - 98.4% (Cost $751,829)		$733,779
Other Assets in Excess of Liabilities - 1.6%		11,667
TOTAL NET ASSETS - 100.0%		$745,446

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

33

Statements of Assets and Liabilities
December 31, 2024

	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2048 Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2049 Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$3,375,854	$5,043,980	$3,066,559	$3,995,581	$3,043,726
Interest and dividends receivable	18,603	56,213	17,300	43,668	17,675
Total assets	3,394,457	5,100,193	3,083,859	4,039,249	3,061,401
LIABILITIES:
Payable to adviser	1,459	2,191	1,327	2,214	1,317
Total liabilities	1,459	2,191	1,327	2,214	1,317
NET ASSETS	$3,392,998	$5,098,002	$3,082,532	$4,037,035	$3,060,084
NET ASSETS CONSISTS OF:
Paid-in capital	$3,662,270	$5,499,603	$3,343,771	$4,464,793	$3,329,197
Total accumulated losses	(269,272)	(401,601)	(261,239)	(427,758)	(269,113)
Total net assets	$3,392,998	$5,098,002	$3,082,532	$4,037,035	$3,060,084
Net assets	$3,392,998	$5,098,002	$3,082,532	$4,037,035	3,060,084
Shares issued and outstanding	22,000	42,100	19,000	32,000	18,000
Net asset value per share	$154.23	$121.09	$162.24	$126.16	$170.00
Cost:
Investments, at cost	$3,571,069	$5,155,616	$3,248,299	$4,096,231	$3,231,525

The accompanying notes are an integral part of these financial statements.

34

Statements of Assets and Liabilities
December 31, 2024(Continued)

	LifeX 2050 Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2051 Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2052 Longevity Income ETF
ASSETS:
Investments, at value	$3,505,221	$3,003,829	$3,758,993	$3,132,016	$4,160,533
Interest and dividends receivable	39,507	17,786	44,982	18,741	52,957
Total assets	3,544,728	3,021,615	3,803,975	3,150,757	4,213,490
LIABILITIES:
Payable to adviser	1,525	1,302	1,637	1,358	1,815
Total liabilities	1,525	1,302	1,637	1,358	1,815
NET ASSETS	$3,543,203	$3,020,313	$3,802,338	$3,149,399	$4,211,675
NET ASSETS CONSISTS OF:
Paid-in capital	$3,892,322	$3,295,140	$4,180,179	$3,442,671	$4,621,484
Total accumulated losses	(349,119)	(274,827)	(377,841)	(293,272)	(409,809)
Total net assets	$3,543,203	$3,020,313	$3,802,338	$3,149,399	$4,211,675
Net assets	$3,543,203	$3,020,313	$3,802,338	$3,149,399	$4,211,675
Shares issued and outstanding	27,000	17,000	28,000	17,000	30,000
Net asset value per share	$131.23	$177.67	$135.80	$185.26	$140.39
Cost:
Investments, at cost	$3,596,132	$3,194,809	$3,878,452	$3,337,033	$4,306,576

The accompanying notes are an integral part of these financial statements.

35

Statements of Assets and Liabilities
December 31, 2024(Continued)

	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2053 Longevity Income ETF	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$3,065,560	$3,141,526	$3,572,879	$3,516,171	$3,088,966
Interest and dividends receivable	18,540	42,242	22,729	49,623	18,282
Total assets	3,084,100	3,183,768	3,595,608	3,565,794	3,107,248
LIABILITIES:
Payable to adviser	1,330	1,372	1,552	1,538	1,342
Total liabilities	1,330	1,372	1,552	1,538	1,342
NET ASSETS	$3,082,770	$3,182,396	$3,594,056	$3,564,256	$3,105,906
NET ASSETS CONSISTS OF:
Paid-in capital	$3,379,894	$3,558,460	$3,932,639	$3,989,740	$3,422,822
Total accumulated losses	(297,124)	(376,064)	(338,583)	(425,484)	(316,916)
Total net assets	$3,082,770	$3,182,396	$3,594,056	$3,564,256	$3,105,906
Net assets	$3,082,770	$3,182,396	$3,594,056	$3,564,256	$3,105,906
Shares issued and outstanding	16,000	22,000	18,000	24,000	15,000
Net asset value per share	$192.67	$144.65	$199.67	$148.51	$207.06
Cost:
Investments, at cost	$3,270,522	$3,286,055	$3,797,900	$3,706,389	$3,314,257

The accompanying notes are an integral part of these financial statements.

36

Statements of Assets and Liabilities
December 31, 2024(Continued)

	LifeX 2055 Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2056 Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2057 Longevity Income ETF
ASSETS:
Investments, at value	$3,006,852	$4,690,882	$3,080,960	$3,290,981	$3,152,580
Interest and dividends receivable	43,687	28,017	45,098	23,543	46,523
Total assets	3,050,539	4,718,899	3,126,058	3,314,524	3,199,103
LIABILITIES:
Payable to adviser	1,317	2,040	1,350	1,434	1,383
Total liabilities	1,317	2,040	1,350	1,434	1,383
NET ASSETS	$3,049,222	$4,716,859	$3,124,708	$3,313,090	$3,197,720
NET ASSETS CONSISTS OF:
Paid-in capital	$3,435,302	$5,131,223	$3,526,938	$3,664,815	$3,619,327
Total accumulated losses	(386,080)	(414,364)	(402,230)	(351,725)	(421,607)
Total net assets	$3,049,222	$4,716,859	$3,124,708	$3,313,090	$3,197,720
Net assets	$3,049,222	$4,716,859	$3,124,708	$3,313,090	$3,197,720
Shares issued and outstanding	20,000	22,000	20,000	15,000	20,000
Net asset value per share	$152.46	$214.40	$156.24	$220.87	$159.89
Cost:
Investments, at cost	$3,162,697	$4,897,091	$3,248,574	$3,515,380	$3,333,306

The accompanying notes are an integral part of these financial statements.

37

Statements of Assets and Liabilities
December 31, 2024(Continued)

	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2058 Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2059 Longevity Income ETF	LifeX 2060 Inflation- Protected Longevity Income ETF
ASSETS:
Investments, at value	$3,624,880	$3,056,156	$3,725,975	$3,606,300	$3,117,123
Interest and dividends receivable	21,232	45,496	22,353	54,005	19,504
Total assets	3,646,112	3,101,652	3,748,328	3,660,305	3,136,627
LIABILITIES:
Payable to adviser	1,569	1,342	1,624	1,584	1,361
Total liabilities	1,569	1,342	1,624	1,584	1,361
NET ASSETS	$3,644,543	$3,100,310	$3,746,704	$3,658,721	$3,135,266
NET ASSETS CONSISTS OF:
Paid-in capital	$4,017,428	$3,521,672	$4,150,787	$4,144,483	$3,505,164
Total accumulated losses	(372,885)	(421,362)	(404,083)	(485,762)	(369,898)
Total net assets	$3,644,543	$3,100,310	$3,746,704	$3,658,721	$3,135,266
Net assets	$3,644,543	$3,100,310	$3,746,704	$3,658,721	$3,135,266
Shares issued and outstanding	16,000	19,000	16,000	22,000	13,000
Net asset value per share	$227.78	$163.17	$234.17	$166.31	$241.17
Cost:
Investments, at cost	$3,900,957	$3,238,598	$4,014,084	$3,847,226	$3,188,118

The accompanying notes are an integral part of these financial statements.

38

Statements of Assets and Liabilities
December 31, 2024(Continued)

	LifeX 2060 Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF	LifeX 2061 Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2062 Longevity Income ETF
ASSETS:
Investments, at value	$3,014,018	$2,956,991	$3,072,726	$3,037,734	$2,951,249
Interest and dividends receivable	45,674	18,546	47,106	18,659	45,549
Total assets	3,059,692	2,975,537	3,119,832	3,056,393	2,996,798
LIABILITIES:
Payable to adviser	1,325	1,292	1,352	1,328	1,300
Total liabilities	1,325	1,292	1,352	1,328	1,300
NET ASSETS	$3,058,367	$2,974,245	$3,118,480	$3,055,065	$2,995,498
NET ASSETS CONSISTS OF:
Paid-in capital	$3,495,266	$3,336,682	$3,568,813	$3,434,289	$3,445,187
Total accumulated losses	(436,899)	(362,437)	(450,333)	(379,224)	(449,689)
Total net assets	$3,058,367	$2,974,245	$3,118,480	$3,055,065	$2,995,498
Net assets	$3,058,367	$2,974,245	$3,118,480	$3,055,065	$2,995,498
Shares issued and outstanding	18,000	12,000	18,000	12,000	17,000
Net asset value per share	$169.91	$247.85	$173.25	$254.59	$176.21
Cost:
Investments, at cost	$3,214,645	$3,004,612	$3,289,459	$3,225,871	$3,169,728

The accompanying notes are an integral part of these financial statements.

39

Statements of Assets and Liabilities
December 31, 2024(Continued)

	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2063 Longevity Income ETF	LifeX Durable Income ETF
ASSETS:
Investments, at value	$5,185,431	$3,529,681	$733,779
Interest and dividends receivable	37,623	54,944	11,833
Total assets	5,223,054	3,584,625	745,612
LIABILITIES:
Payable to adviser	2,174	1,556	166
Total liabilities	2,174	1,556	166
NET ASSETS	$5,220,880	$3,583,069	$745,446
NET ASSETS CONSISTS OF:
Paid-in capital	$5,755,225	$4,057,362	$873,244
Total accumulated losses	(534,345)	(474,293)	(127,798)
Total net assets	$5,220,880	$3,583,069	$745,446
Net assets	$5,220,880	$3,583,069	$745,446
Shares issued and outstanding	20,000	20,000	4,000
Net asset value per share	$261.04	$179.15	$186.36
Cost:
Investments, at cost	$5,519,040	$3,753,237	$751,829

The accompanying notes are an integral part of these financial statements.

40

Statements of Operations
For the Period Ended December 31, 2024

	LifeX 2048 Inflation- Protected Longevity Income ETF(a)	LifeX 2048 Longevity Income ETF(b)	LifeX 2049 Inflation- Protected Longevity Income ETF(a)	LifeX 2049 Longevity Income ETF(b)	LifeX 2050 Inflation- Protected Longevity Income ETF(a)
INVESTMENT INCOME:
Interest income	$79,490	$87,972	$77,297	$94,844	$77,492
Dividend income	3,752	4,396	3,818	5,050	3,666
Total investment income	83,242	92,368	81,115	99,894	81,158
EXPENSES:
Investment advisory fee	13,061	15,310	12,693	15,951	12,666
Total expenses	13,061	15,310	12,693	15,951	12,666
NET INVESTMENT INCOME	70,181	77,058	68,422	83,943	68,492
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(74,057)	(289,965)	(79,499)	(327,107)	(81,315)
Net realized loss	(74,057)	(289,965)	(79,499)	(327,107)	(81,315)
Net change in unrealized depreciation on:
Investments	(195,215)	(111,636)	(181,739)	(100,651)	(187,798)
Net change in unrealized depreciation	(195,215)	(111,636)	(181,739)	(100,651)	(187,798)
Net realized and unrealized loss	(269,272)	(401,601)	(261,238)	(427,758)	(269,113)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(199,091)	$(324,543)	$(192,816)	$(343,815)	$(200,621)

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
The accompanying notes are an integral part of these financial statements.

41

Statements of Operations
For the Period Ended December 31, 2024(Continued)

	LifeX 2050 Longevity Income ETF(b)	LifeX 2051 Inflation- Protected Longevity Income ETF(a)	LifeX 2051 Longevity Income ETF(b)	LifeX 2052 Inflation- Protected Longevity Income ETF(a)	LifeX 2052 Longevity Income ETF(b)
INVESTMENT INCOME:
Interest income	$75,481	$77,528	$77,878	$79,250	$82,288
Dividend income	4,614	3,543	3,981	3,468	4,060
Total investment income	80,095	81,071	81,859	82,718	86,348
EXPENSES:
Investment advisory fee	13,609	12,614	13,998	12,810	14,504
Total expenses	13,609	12,614	13,998	12,810	14,504
NET INVESTMENT INCOME	66,486	68,457	67,861	69,908	71,844
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(258,208)	(83,846)	(258,382)	(88,254)	(263,766)
Net realized loss	(258,208)	(83,846)	(258,382)	(88,254)	(263,766)
Net change in unrealized depreciation on:
Investments	(90,911)	(190,980)	(119,459)	(205,017)	(146,044)
Net change in unrealized depreciation	(90,911)	(190,980)	(119,459)	(205,017)	(146,044)
Net realized and unrealized loss	(349,119)	(274,826)	(377,841)	(293,271)	(409,810)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(282,633)	$(206,369)	$(309,980)	$(223,363)	$(337,966)

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
The accompanying notes are an integral part of these financial statements.

42

Statements of Operations
For the Period Ended December 31, 2024(Continued)

	LifeX 2053 Inflation- Protected Longevity Income ETF(a)	LifeX 2053 Longevity Income ETF(b)	LifeX 2054 Inflation- Protected Longevity Income ETF(a)	LifeX 2054 Longevity Income ETF(b)	LifeX 2055 Inflation- Protected Longevity Income ETF(a)
INVESTMENT INCOME:
Interest income	$78,731	$72,892	$84,420	$81,191	$79,958
Dividend income	3,659	3,736	3,952	4,376	3,664
Total investment income	82,390	76,628	88,372	85,567	83,622
EXPENSES:
Investment advisory fee	12,718	13,353	13,535	14,765	12,764
Total expenses	12,718	13,353	13,535	14,765	12,764
NET INVESTMENT INCOME	69,672	63,275	74,837	70,802	70,858
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(92,162)	(231,535)	(113,561)	(235,266)	(91,624)
Net realized loss	(92,162)	(231,535)	(113,561)	(235,266)	(91,624)
Net change in unrealized depreciation on:
Investments	(204,962)	(144,529)	(225,021)	(190,218)	(225,291)
Net change in unrealized depreciation	(204,962)	(144,529)	(225,021)	(190,218)	(225,291)
Net realized and unrealized loss	(297,124)	(376,064)	(338,582)	(425,484)	(316,915)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(227,452)	$(312,789)	$(263,745)	$(354,682)	$(246,057)

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
The accompanying notes are an integral part of these financial statements.

43

Statements of Operations
For the Period Ended December 31, 2024(Continued)

	LifeX 2055 Longevity Income ETF(b)	LifeX 2056 Inflation- Protected Longevity Income ETF(a)	LifeX 2056 Longevity Income ETF(b)	LifeX 2057 Inflation- Protected Longevity Income ETF(a)	LifeX 2057 Longevity Income ETF(b)
INVESTMENT INCOME:
Interest income	$72,027	$94,608	$73,070	$81,561	$75,843
Dividend income	3,450	4,307	3,552	3,926	3,716
Total investment income	75,477	98,915	76,622	85,487	79,559
EXPENSES:
Investment advisory fee	13,162	14,584	13,275	13,055	13,789
Total expenses	13,162	14,584	13,275	13,055	13,789
NET INVESTMENT INCOME	62,315	84,331	63,347	72,432	65,770
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(230,236)	(208,156)	(234,615)	(127,326)	(240,882)
Net realized loss	(230,236)	(208,156)	(234,615)	(127,326)	(240,882)
Net change in unrealized depreciation on:
Investments	(155,845)	(206,209)	(167,614)	(224,399)	(180,726)
Net change in unrealized depreciation	(155,845)	(206,209)	(167,614)	(224,399)	(180,726)
Net realized and unrealized loss	(386,081)	(414,365)	(402,229)	(351,725)	(421,608)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(323,766)	$(330,034)	$(338,882)	$(279,293)	$(355,838)

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
The accompanying notes are an integral part of these financial statements.

44

Statements of Operations
For the Period Ended December 31, 2024(Continued)

	LifeX 2058 Inflation- Protected Longevity Income ETF(a)	LifeX 2058 Longevity Income ETF(b)	LifeX 2059 Inflation- Protected Longevity Income ETF(a)	LifeX 2059 Longevity Income ETF(b)	LifeX 2060 Inflation- Protected Longevity Income ETF(a)
INVESTMENT INCOME:
Interest income	$83,581	$73,355	$88,295	$80,737	$81,378
Dividend income	4,361	3,443	5,140	3,655	6,256
Total investment income	87,942	76,798	93,435	84,392	87,634
EXPENSES:
Investment advisory fee	13,097	13,243	13,806	14,117	12,835
Total expenses	13,097	13,243	13,806	14,117	12,835
NET INVESTMENT INCOME	74,845	63,555	79,629	70,275	74,799
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(96,807)	(238,920)	(115,973)	(244,835)	(300,852)
Net realized loss	(96,807)	(238,920)	(115,973)	(244,835)	(300,852)
Net change in unrealized depreciation on:
Investments	(276,078)	(182,442)	(288,110)	(240,926)	(70,994)
Net change in unrealized depreciation	(276,078)	(182,442)	(288,110)	(240,926)	(70,994)
Net realized and unrealized loss	(372,885)	(421,362)	(404,083)	(485,761)	(371,846)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(298,040)	$(357,807)	$(324,454)	$(415,486)	$(297,047)

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
The accompanying notes are an integral part of these financial statements.

45

Statements of Operations
For the Period Ended December 31, 2024(Continued)

	LifeX 2060 Longevity Income ETF(b)	LifeX 2061 Inflation- Protected Longevity Income ETF(a)	LifeX 2061 Longevity Income ETF(b)	LifeX 2062 Inflation- Protected Longevity Income ETF(a)	LifeX 2062 Longevity Income ETF(b)
INVESTMENT INCOME:
Interest income	$73,367	$78,323	$74,191	$78,118	$73,056
Dividend income	3,233	7,707	3,303	9,374	3,067
Total investment income	76,600	86,030	77,494	87,492	76,123
EXPENSES:
Investment advisory fee	13,184	12,601	13,274	12,727	13,094
Total expenses	13,184	12,601	13,274	12,727	13,094
NET INVESTMENT INCOME	63,416	73,429	64,220	74,765	63,029
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(236,273)	(317,826)	(233,601)	(195,121)	(231,209)
Net realized loss	(236,273)	(317,826)	(233,601)	(195,121)	(231,209)
Net change in unrealized depreciation on:
Investments	(200,627)	(47,621)	(216,733)	(188,137)	(218,479)
Net change in unrealized depreciation	(200,627)	(47,621)	(216,733)	(188,137)	(218,479)
Net realized and unrealized loss	(436,900)	(365,447)	(450,334)	(383,258)	(449,688)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(373,484)	$(292,018)	$(386,114)	$(308,493)	$(386,659)

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
The accompanying notes are an integral part of these financial statements.

46

Statements of Operations
For the Period Ended December 31, 2024(Continued)

	LifeX 2063 Inflation- Protected Longevity Income ETF(a)	LifeX 2063 Longevity Income ETF(b)	LifeX Durable Income ETF(b)
INVESTMENT INCOME:
Interest income	$90,963	$78,003	$39,295
Dividend income	9,652	3,356	2,745
Total investment income	100,615	81,359	42,040
EXPENSES:
Investment advisory fee	14,955	13,599	9,047
Total expenses	14,955	13,599	9,047
NET INVESTMENT INCOME	85,660	67,760	32,993
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(203,469)	(250,737)	(109,748)
Net realized loss	(203,469)	(250,737)	(109,748)
Net change in unrealized depreciation on:
Investments	(333,610)	(223,556)	(18,050)
Net change in unrealized depreciation	(333,610)	(223,556)	(18,050)
Net realized and unrealized loss	(537,079)	(474,293)	(127,798)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(451,419)	$(406,533)	$(94,805)

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
The accompanying notes are an integral part of these financial statements.

47

Statements of Changes in Net Assets

	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2048 Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2049 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$70,181	$77,058	$68,422	$83,943
Net realized loss	(74,057)	(289,965)	(79,499)	(327,107)
Net change in unrealized depreciation	(195,215)	(111,636)	(181,739)	(100,651)
Net decrease in net assets from operations	(199,091)	(324,543)	(192,816)	(343,815)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(70,181)	(77,058)	(68,422)	(83,943)
Return of capital distributions	(32,264)	(81,086)	(26,387)	(78,735)
Total distributions to shareholders	(102,445)	(158,144)	(94,809)	(162,678)
CAPITAL TRANSACTIONS:
Subscriptions	5,972,271	7,809,085	5,649,175	8,690,648
Reinvestments	3,143	3,949	2,978	3,779
Redemptions	(2,282,864)	(2,232,379)	(2,283,776)	(4,150,942)
ETF transaction fees (See Note 1)	1,984	34	1,780	43
Net increase in net assets from capital transactions	3,694,534	5,580,689	3,370,157	4,543,528
NET INCREASE IN NET ASSETS	3,392,998	5,098,002	3,082,532	4,037,035
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,392,998	$5,098,002	$3,082,532	$4,037,035
SHARES TRANSACTIONS(c)
Subscriptions	36,313	59,656	32,579	63,807
Reinvestments	20	31	18	28
Redemptions	(14,333)	(17,587)	(13,597)	(31,835)
Total increase in shares outstanding	22,000	42,100	19,000	32,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule A. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

48

Statements of Changes in Net Assets(Continued)

	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2051 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$68,492	$66,486	$68,457	$67,861
Net realized loss	(81,315)	(258,208)	(83,846)	(258,382)
Net change in unrealized depreciation	(187,798)	(90,911)	(190,980)	(119,459)
Net decrease in net assets from operations	(200,621)	(282,633)	(206,369)	(309,980)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(68,492)	(66,486)	(68,457)	(67,861)
Return of capital distributions	(22,214)	(56,357)	(18,641)	(54,359)
Total distributions to shareholders	(90,706)	(122,843)	(87,098)	(122,220)
CAPITAL TRANSACTIONS:
Subscriptions	5,631,159	6,176,628	5,594,175	6,462,051
Reinvestments	2,832	3,628	2,701	3,493
Redemptions	(2,284,339)	(2,231,604)	(2,284,821)	(2,231,024)
ETF transaction fees (See Note 1)	1,759	27	1,725	18
Net increase in net assets from capital transactions	3,351,411	3,948,679	3,313,780	4,234,538
NET INCREASE IN NET ASSETS	3,060,084	3,543,203	3,020,313	3,802,338
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,060,084	$3,543,203	$3,020,313	$3,802,338
SHARES TRANSACTIONS(c)
Subscriptions	30,923	43,141	29,334	43,546
Reinvestments	16	26	14	24
Redemptions	(12,939)	(16,167)	(12,348)	(15,570)
Total increase in shares outstanding	18,000	27,000	17,000	28,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

49

Statements of Changes in Net Assets(Continued)

	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2052 Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF	LifeX 2053 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$69,908	$71,844	$69,672	$63,275
Net realized loss	(88,254)	(263,766)	(92,162)	(231,535)
Net change in unrealized depreciation	(205,017)	(146,044)	(204,962)	(144,529)
Net decrease in net assets from operations	(223,363)	(337,966)	(227,452)	(312,789)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(69,908)	(71,844)	(69,672)	(63,275)
Return of capital distributions	(16,090)	(52,695)	(12,730)	(46,909)
Total distributions to shareholders	(85,998)	(124,539)	(82,402)	(110,184)
CAPITAL TRANSACTIONS:
Subscriptions	5,739,382	6,900,922	5,673,344	5,831,246
Reinvestments	2,582	3,372	2,474	3,263
Redemptions	(2,285,006)	(2,230,144)	(2,284,948)	(2,229,157)
ETF transaction fees (See Note 1)	1,802	30	1,754	17
Net increase in net assets from capital transactions	3,458,760	4,674,180	3,392,624	3,605,369
NET INCREASE IN NET ASSETS	3,149,399	4,211,675	3,082,770	3,182,396
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,149,399	$4,211,675	$3,082,770	$3,182,396
SHARES TRANSACTIONS(c)
Subscriptions	28,799	45,010	27,312	36,524
Reinvestments	13	22	12	21
Redemptions	(11,812)	(15,032)	(11,324)	(14,545)
Total increase in shares outstanding	17,000	30,000	16,000	22,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

50

Statements of Changes in Net Assets(Continued)

	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2054 Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2055 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$74,837	$70,802	$70,858	$62,315
Net realized loss	(113,561)	(235,266)	(91,624)	(230,236)
Net change in unrealized depreciation	(225,021)	(190,218)	(225,291)	(155,845)
Net decrease in net assets from operations	(263,745)	(354,682)	(246,057)	(323,766)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(74,837)	(70,802)	(70,858)	(62,315)
Return of capital distributions	(16,591)	(51,728)	(7,767)	(41,305)
Total distributions to shareholders	(91,428)	(122,530)	(78,625)	(103,620)
CAPITAL TRANSACTIONS:
Subscriptions	6,230,171	6,508,102	5,710,380	5,700,441
Reinvestments	2,376	3,164	2,285	3,075
Redemptions	(2,284,894)	(2,469,818)	(2,284,710)	(2,226,923)
ETF transaction fees (See Note 1)	1,576	20	2,633	15
Net increase in net assets from capital transactions	3,949,229	4,041,468	3,430,588	3,476,608
NET INCREASE IN NET ASSETS	3,594,056	3,564,256	3,105,906	3,049,222
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,594,056	$3,564,256	$3,105,906	$3,049,222
SHARES TRANSACTIONS(c)
Subscriptions	28,867	39,605	25,456	33,684
Reinvestments	11	20	10	19
Redemptions	(10,878)	(15,625)	(10,466)	(13,703)
Total increase in shares outstanding	18,000	24,000	15,000	20,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

51

Statements of Changes in Net Assets(Continued)

	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2056 Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2057 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$84,331	$63,347	$72,432	$65,770
Net realized loss	(208,156)	(234,615)	(127,326)	(240,882)
Net change in unrealized depreciation	(206,209)	(167,614)	(224,399)	(180,726)
Net decrease in net assets from operations	(330,034)	(338,882)	(279,293)	(355,838)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(84,331)	(63,347)	(72,432)	(65,770)
Return of capital distributions	(4,598)	(39,668)	(5,332)	(39,144)
Total distributions to shareholders	(88,929)	(103,015)	(77,764)	(104,914)
CAPITAL TRANSACTIONS:
Subscriptions	7,413,781	5,789,148	5,948,774	6,000,545
Reinvestments	2,201	2,992	2,122	2,915
Redemptions	(2,284,312)	(2,225,553)	(2,283,568)	(2,345,011)
ETF transaction fees (See Note 1)	4,152	18	2,819	23
Net increase in net assets from capital transactions	5,135,822	3,566,605	3,670,147	3,658,472
NET INCREASE IN NET ASSETS	4,716,859	3,124,708	3,313,090	3,197,720
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$4,716,859	$3,124,708	$3,313,090	$3,197,720
SHARES TRANSACTIONS(c)
Subscriptions	32,073	33,311	24,714	33,664
Reinvestments	10	18	9	17
Redemptions	(10,083)	(13,329)	(9,723)	(13,681)
Total increase in shares outstanding	22,000	20,000	15,000	20,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

52

Statements of Changes in Net Assets(Continued)

	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2058 Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF	LifeX 2059 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$74,845	$63,555	$79,629	$70,275
Net realized loss	(96,807)	(238,920)	(115,973)	(244,835)
Net change in unrealized depreciation	(276,078)	(182,442)	(288,110)	(240,926)
Net decrease in net assets from operations	(298,040)	(357,807)	(324,454)	(415,486)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(74,845)	(63,555)	(79,629)	(70,275)
Return of capital distributions	(1,926)	(36,142)	(14,382)	(44,541)
Total distributions to shareholders	(76,771)	(99,697)	(94,011)	(114,816)
CAPITAL TRANSACTIONS:
Subscriptions	6,297,254	5,777,173	6,442,722	6,406,821
Reinvestments	2,048	2,843	1,978	2,773
Redemptions	(2,282,869)	(2,222,223)	(2,281,907)	(2,220,589)
ETF transaction fees (See Note 1)	2,921	21	2,376	18
Net increase in net assets from capital transactions	4,019,354	3,557,814	4,165,169	4,189,023
NET INCREASE IN NET ASSETS	3,644,543	3,100,310	3,746,704	3,658,721
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,644,543	$3,100,310	$3,746,704	$3,658,721
SHARES TRANSACTIONS(c)
Subscriptions	25,377	31,640	25,055	34,324
Reinvestments	8	16	8	15
Redemptions	(9,385)	(12,656)	(9,063)	(12,339)
Total increase in shares outstanding	16,000	19,000	16,000	22,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

53

Statements of Changes in Net Assets(Continued)

	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2060 Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF	LifeX 2061 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$74,799	$63,416	$73,429	$64,220
Net realized loss	(300,852)	(236,273)	(317,826)	(233,601)
Net change in unrealized depreciation	(70,994)	(200,627)	(47,621)	(216,733)
Net decrease in net assets from operations	(297,047)	(373,484)	(292,018)	(386,114)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(72,851)	(63,416)	(70,418)	(64,220)
Return of capital distributions	—	(33,453)	—	(32,819)
Total distributions to shareholders	(72,851)	(96,869)	(70,418)	(97,039)
CAPITAL TRANSACTIONS:
Subscriptions	5,781,571	5,744,466	5,612,655	5,815,618
Reinvestments	1,911	2,708	1,847	2,645
Redemptions	(2,280,942)	(2,218,473)	(2,280,277)	(2,216,654)
ETF transaction fees (See Note 1)	2,624	19	2,456	24
Net increase in net assets from capital transactions	3,505,164	3,528,720	3,336,681	3,601,633
NET INCREASE IN NET ASSETS	3,135,266	3,058,367	2,974,245	3,118,480
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,135,266	$3,058,367	$2,974,245	$3,118,480
SHARES TRANSACTIONS(c)
Subscriptions	21,749	30,025	20,457	29,739
Reinvestments	7	14	7	14
Redemptions	(8,756)	(12,039)	(8,464)	(11,753)
Total increase in shares outstanding	13,000	18,000	12,000	18,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

54

Statements of Changes in Net Assets(Continued)

	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF	LifeX 2063 Longevity Income ETF
	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)	Period Ended December 31, 2024(a)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income	$74,765	$63,029	$85,660	$67,760
Net realized loss	(195,121)	(231,209)	(203,469)	(250,737)
Net change in unrealized depreciation	(188,137)	(218,479)	(333,610)	(223,556)
Net decrease in net assets from operations	(308,493)	(386,659)	(451,419)	(406,533)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(70,732)	(63,029)	(82,926)	(67,760)
Return of capital distributions	—	(31,773)	—	(31,449)
Total distributions to shareholders	(70,732)	(94,802)	(82,926)	(99,209)
CAPITAL TRANSACTIONS:
Subscriptions	5,709,925	5,688,904	8,028,876	6,298,762
Reinvestments	1,786	2,585	1,726	2,527
Redemptions	(2,279,951)	(2,214,546)	(2,279,978)	(2,212,500)
ETF transaction fees (See Note 1)	2,530	16	4,601	22
Net increase in net assets from capital transactions	3,434,290	3,476,959	5,755,225	4,088,811
NET INCREASE IN NET ASSETS	3,055,065	2,995,498	5,220,880	3,583,069
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,055,065	$2,995,498	$5,220,880	$3,583,069
SHARES TRANSACTIONS(c)
Subscriptions	20,177	28,466	27,907	31,202
Reinvestments	6	13	6	13
Redemptions	(8,183)	(11,479)	(7,913)	(11,215)
Total increase in shares outstanding	12,000	17,000	20,000	20,000

(a)	The Fund commenced operations on January 17, 2024.
(b)	The Fund commenced operations on January 8, 2024.
(c)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

55

Statements of Changes in Net Assets(Continued)

LifeX Durable Income ETF
Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income	$32,993
Net realized loss	(109,748)
Net change in unrealized depreciation	(18,050)
Net decrease in net assets from operations	(94,805)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income distributions	(32,993)
Return of capital distributions	(12,645)
Total distributions to shareholders	(45,638)
CAPITAL TRANSACTIONS:
Subscriptions	3,119,257
Reinvestments	2,959
Redemptions	(2,236,329)
ETF transaction fees (See Note 1)	2
Net increase in net assets from capital transactions	885,889
NET INCREASE IN NET ASSETS	745,446
NET ASSETS:
Beginning of the period	—
End of the period	$745,446
SHARES TRANSACTIONS(b)
Subscriptions	15,735
Reinvestments	15
Redemptions	(11,750)
Total increase in shares outstanding	4,000

(a)	The Fund commenced operations on January 8, 2024.
(b)	The Fund completed a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.
The accompanying notes are an integral part of these financial statements.

56

Financial Highlights
LifeX 2048 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$163.50
INVESTMENT OPERATIONS:
Net investment income(b)	5.94
Net realized and unrealized loss on investments(c)	(6.21)
Total from investment operations	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.28)
Return of capital distributions	(2.89)
Total distributions	(9.17)
ETF transaction fees per share	0.17
Net asset value, end of period	$154.23
TOTAL RETURN(d)	−0.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,393
Ratio of expenses to average net assets(e)	0.72%
Ratio of net investment income to average net assets(e)	3.89%
Portfolio turnover rate(d)(f)	275%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

57

Financial Highlights
LifeX 2048 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$133.30
INVESTMENT OPERATIONS:
Net investment income(b)	4.35
Net realized and unrealized loss on investments(c)	(6.49)
Total from investment operations	(2.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(4.91)
Return of capital distributions	(5.16)
Total distributions	(10.07)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$121.09
TOTAL RETURN(e)	−1.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,098
Ratio of expenses to average net assets(f)	0.70%
Ratio of net investment income to average net assets(f)	3.50%
Portfolio turnover rate(e)(g)	504%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

58

Financial Highlights
LifeX 2049 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$172.40
INVESTMENT OPERATIONS:
Net investment income(b)	6.38
Net realized and unrealized loss on investments(c)	(6.94)
Total from investment operations	(0.56)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.05)
Return of capital distributions	(2.72)
Total distributions	(9.77)
ETF transaction fees per share	0.17
Net asset value, end of period	$162.24
TOTAL RETURN(d)	−0.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,083
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	3.96%
Portfolio turnover rate(d)(f)	263%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

59

Financial Highlights
LifeX 2049 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$139.20
INVESTMENT OPERATIONS:
Net investment income(b)	4.67
Net realized and unrealized loss on investments(c)	(7.14)
Total from investment operations	(2.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(5.45)
Return of capital distributions	(5.12)
Total distributions	(10.57)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$126.16
TOTAL RETURN(e)	−2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,037
Ratio of expenses to average net assets(f)	0.68%
Ratio of net investment income to average net assets(f)	3.60%
Portfolio turnover rate(e)(g)	724%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

60

Financial Highlights
LifeX 2050 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$181.10
INVESTMENT OPERATIONS:
Net investment income(b)	6.73
Net realized and unrealized loss on investments(c)	(7.63)
Total from investment operations	(0.90)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.83)
Return of capital distributions	(2.54)
Total distributions	(10.37)
ETF transaction fees per share	0.17
Net asset value, end of period	$170.00
TOTAL RETURN(d)	−0.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,060
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	3.97%
Portfolio turnover rate(d)(f)	259%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

61

Financial Highlights
LifeX 2050 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$145.00
INVESTMENT OPERATIONS:
Net investment income(b)	4.84
Net realized and unrealized loss on investments(c)	(7.44)
Total from investment operations	(2.60)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.05)
Return of capital distributions	(5.12)
Total distributions	(11.17)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$131.23
TOTAL RETURN(e)	−2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,543
Ratio of expenses to average net assets(f)	0.73%
Ratio of net investment income to average net assets(f)	3.57%
Portfolio turnover rate(e)(g)	580%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

62

Financial Highlights
LifeX 2051 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$189.80
INVESTMENT OPERATIONS:
Net investment income(b)	7.08
Net realized and unrealized loss on investments(c)	(8.12)
Total from investment operations	(1.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.86)
Return of capital distributions	(2.41)
Total distributions	(11.27)
ETF transaction fees per share	0.18
Net asset value, end of period	$177.67
TOTAL RETURN(d)	−0.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,020
Ratio of expenses to average net assets(e)	0.74%
Ratio of net investment income to average net assets(e)	4.00%
Portfolio turnover rate(d)(f)	256%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

63

Financial Highlights
LifeX 2051 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$150.50
INVESTMENT OPERATIONS:
Net investment income(b)	4.91
Net realized and unrealized loss on investments(c)	(7.94)
Total from investment operations	(3.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(6.48)
Return of capital distributions	(5.19)
Total distributions	(11.67)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$135.80
TOTAL RETURN(e)	−2.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,802
Ratio of expenses to average net assets(f)	0.72%
Ratio of net investment income to average net assets(f)	3.50%
Portfolio turnover rate(e)(g)	529%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

64

Financial Highlights
LifeX 2052 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$198.40
INVESTMENT OPERATIONS:
Net investment income(b)	7.38
Net realized and unrealized loss on investments(c)	(8.64)
Total from investment operations	(1.26)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.81)
Return of capital distributions	(2.26)
Total distributions	(12.07)
ETF transaction fees per share	0.19
Net asset value, end of period	$185.26
TOTAL RETURN(d)	−0.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,149
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	3.99%
Portfolio turnover rate(d)(f)	252%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

65

Financial Highlights
LifeX 2052 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$155.90
INVESTMENT OPERATIONS:
Net investment income(b)	5.10
Net realized and unrealized loss on investments(c)	(8.24)
Total from investment operations	(3.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.14)
Return of capital distributions	(5.23)
Total distributions	(12.37)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$140.39
TOTAL RETURN(e)	−2.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,212
Ratio of expenses to average net assets(f)	0.71%
Ratio of net investment income to average net assets(f)	3.52%
Portfolio turnover rate(e)(g)	509%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

66

Financial Highlights
LifeX 2053 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$207.00
INVESTMENT OPERATIONS:
Net investment income(b)	7.75
Net realized and unrealized loss on investments(c)	(9.51)
Total from investment operations	(1.76)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.80)
Return of capital distributions	(1.97)
Total distributions	(12.77)
ETF transaction fees per share	0.20
Net asset value, end of period	$192.67
TOTAL RETURN(d)	−0.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,083
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.02%
Portfolio turnover rate(d)(f)	266%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

67

Financial Highlights
LifeX 2053 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$161.10
INVESTMENT OPERATIONS:
Net investment income(b)	5.25
Net realized and unrealized loss on investments(c)	(8.73)
Total from investment operations	(3.48)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.45)
Return of capital distributions	(5.52)
Total distributions	(12.97)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$144.65
TOTAL RETURN(e)	−2.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,182
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.49%
Portfolio turnover rate(e)(g)	523%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

68

Financial Highlights
LifeX 2054 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$215.40
INVESTMENT OPERATIONS:
Net investment income(b)	7.90
Net realized and unrealized loss on investments(c)	(10.06)
Total from investment operations	(2.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(11.25)
Return of capital distributions	(2.49)
Total distributions	(13.74)
ETF transaction fees per share	0.17
Net asset value, end of period	$199.67
TOTAL RETURN(d)	−1.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,594
Ratio of expenses to average net assets(e)	0.71%
Ratio of net investment income to average net assets(e)	3.94%
Portfolio turnover rate(d)(f)	282%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

69

Financial Highlights
LifeX 2054 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$166.20
INVESTMENT OPERATIONS:
Net investment income(b)	5.43
Net realized and unrealized loss on investments(c)	(9.55)
Total from investment operations	(4.12)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.84)
Return of capital distributions	(5.73)
Total distributions	(13.57)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$148.51
TOTAL RETURN(e)	−2.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,564
Ratio of expenses to average net assets(f)	0.73%
Ratio of net investment income to average net assets(f)	3.52%
Portfolio turnover rate(e)(g)	529%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

70

Financial Highlights
LifeX 2055 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$223.90
INVESTMENT OPERATIONS:
Net investment income(b)	8.46
Net realized and unrealized loss on investments(c)	(10.74)
Total from investment operations	(2.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(13.40)
Return of capital distributions	(1.47)
Total distributions	(14.87)
ETF transaction fees per share	0.31
Net asset value, end of period	$207.06
TOTAL RETURN(d)	−1.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,106
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.06%
Portfolio turnover rate(d)(f)	265%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

71

Financial Highlights
LifeX 2055 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$171.00
INVESTMENT OPERATIONS:
Net investment income(b)	5.59
Net realized and unrealized loss on investments(c)	(9.86)
Total from investment operations	(4.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(8.58)
Return of capital distributions	(5.69)
Total distributions	(14.27)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$152.46
TOTAL RETURN(e)	−2.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,049
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.51%
Portfolio turnover rate(e)(g)	522%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

72

Financial Highlights
LifeX 2056 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$232.50
INVESTMENT OPERATIONS:
Net investment income(b)	8.61
Net realized and unrealized loss on investments(c)	(11.16)
Total from investment operations	(2.55)
LESS DISTRIBUTIONS FROM:
Net investment income	(15.14)
Return of capital distributions	(0.83)
Total distributions	(15.97)
ETF transaction fees per share	0.42
Net asset value, end of period	$214.40
TOTAL RETURN(d)	−1.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,717
Ratio of expenses to average net assets(e)	0.69%
Ratio of net investment income to average net assets(e)	4.00%
Portfolio turnover rate(d)(f)	419%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

73

Financial Highlights
LifeX 2056 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$175.80
INVESTMENT OPERATIONS:
Net investment income(b)	5.75
Net realized and unrealized loss on investments(c)	(10.34)
Total from investment operations	(4.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.21)
Return of capital distributions	(5.76)
Total distributions	(14.97)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$156.24
TOTAL RETURN(e)	−3.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,125
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.53%
Portfolio turnover rate(e)(g)	502%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

74

Financial Highlights
LifeX 2057 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$241.10
INVESTMENT OPERATIONS:
Net investment income(b)	8.97
Net realized and unrealized loss on investments(c)	(12.28)
Total from investment operations	(3.31)
LESS DISTRIBUTIONS FROM:
Net investment income	(16.09)
Return of capital distributions	(1.18)
Total distributions	(17.27)
ETF transaction fees per share	0.35
Net asset value, end of period	$220.87
TOTAL RETURN(d)	−1.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,313
Ratio of expenses to average net assets(e)	0.72%
Ratio of net investment income to average net assets(e)	4.02%
Portfolio turnover rate(d)(f)	353%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights
LifeX 2057 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$180.50
INVESTMENT OPERATIONS:
Net investment income(b)	5.92
Net realized and unrealized loss on investments(c)	(10.76)
Total from investment operations	(4.84)
LESS DISTRIBUTIONS FROM:
Net investment income	(9.89)
Return of capital distributions	(5.88)
Total distributions	(15.77)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$159.89
TOTAL RETURN(e)	−3.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,198
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.54%
Portfolio turnover rate(e)(g)	501%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

76

Financial Highlights
LifeX 2058 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$249.70
INVESTMENT OPERATIONS:
Net investment income(b)	9.53
Net realized and unrealized loss on investments(c)	(13.05)
Total from investment operations	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(18.30)
Return of capital distributions	(0.47)
Total distributions	(18.77)
ETF transaction fees per share	0.37
Net asset value, end of period	$227.78
TOTAL RETURN(d)	−1.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,645
Ratio of expenses to average net assets(e)	0.72%
Ratio of net investment income to average net assets(e)	4.13%
Portfolio turnover rate(d)(f)	278%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

77

Financial Highlights
LifeX 2058 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$185.20
INVESTMENT OPERATIONS:
Net investment income(b)	6.07
Net realized and unrealized loss on investments(c)	(11.53)
Total from investment operations	(5.46)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.56)
Return of capital distributions	(6.01)
Total distributions	(16.57)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$163.17
TOTAL RETURN(e)	−3.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,100
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.55%
Portfolio turnover rate(e)(g)	482%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

78

Financial Highlights
LifeX 2059 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$258.60
INVESTMENT OPERATIONS:
Net investment income(b)	9.70
Net realized and unrealized loss on investments(c)	(13.79)
Total from investment operations	(4.09)
LESS DISTRIBUTIONS FROM:
Net investment income	(17.47)
Return of capital distributions	(3.16)
Total distributions	(20.63)
ETF transaction fees per share	0.29
Net asset value, end of period	$234.17
TOTAL RETURN(d)	−1.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,747
Ratio of expenses to average net assets(e)	0.71%
Ratio of net investment income to average net assets(e)	4.08%
Portfolio turnover rate(d)(f)	268%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(e)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

79

Financial Highlights
LifeX 2059 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$189.90
INVESTMENT OPERATIONS:
Net investment income(b)	6.24
Net realized and unrealized loss on investments(c)	(12.07)
Total from investment operations	(5.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.87)
Return of capital distributions	(6.89)
Total distributions	(17.76)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$166.31
TOTAL RETURN(e)	−3.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,659
Ratio of expenses to average net assets(f)	0.72%
Ratio of net investment income to average net assets(f)	3.57%
Portfolio turnover rate(e)(g)	461%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

80

Financial Highlights
LifeX 2060 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$267.70
INVESTMENT OPERATIONS:
Net investment income(b)	10.46
Net realized and unrealized loss on investments(c)	(14.79)
Total from investment operations	(4.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(22.57)
Return of capital distributions	—
Total distributions	(22.57)
ETF transaction fees per share	0.37
Net asset value, end of period	$241.17
TOTAL RETURN(d)	−1.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,135
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.25%
Portfolio turnover rate(d)(f)	355%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

81

Financial Highlights
LifeX 2060 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$194.70
INVESTMENT OPERATIONS:
Net investment income(b)	6.38
Net realized and unrealized loss on investments(c)	(12.60)
Total from investment operations	(6.22)
LESS DISTRIBUTIONS FROM:
Net investment income	(12.16)
Return of capital distributions	(6.41)
Total distributions	(18.57)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$169.91
TOTAL RETURN(e)	−3.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,058
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.56%
Portfolio turnover rate(e)(g)	465%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

82

Financial Highlights
LifeX 2061 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$276.90
INVESTMENT OPERATIONS:
Net investment income(b)	10.89
Net realized and unrealized loss on investments(c)	(15.83)
Total from investment operations	(4.94)
LESS DISTRIBUTIONS FROM:
Net investment income	(24.47)
Return of capital distributions	—
Total distributions	(24.47)
ETF transaction fees per share	0.36
Net asset value, end of period	$247.85
TOTAL RETURN(d)	−2.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,974
Ratio of expenses to average net assets(e)	0.74%
Ratio of net investment income to average net assets(e)	4.29%
Portfolio turnover rate(d)(f)	376%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

83

Financial Highlights
LifeX 2061 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$199.40
INVESTMENT OPERATIONS:
Net investment income(b)	6.54
Net realized and unrealized loss on investments(c)	(12.82)
Total from investment operations	(6.28)
LESS DISTRIBUTIONS FROM:
Net investment income	(13.15)
Return of capital distributions	(6.72)
Total distributions	(19.87)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$173.25
TOTAL RETURN(e)	−3.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,118
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.57%
Portfolio turnover rate(e)(g)	454%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights
LifeX 2062 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$286.40
INVESTMENT OPERATIONS:
Net investment income(b)	11.26
Net realized and unrealized loss on investments(c)	(16.68)
Total from investment operations	(5.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(26.77)
Return of capital distributions	—
Total distributions	(26.77)
ETF transaction fees per share	0.38
Net asset value, end of period	$254.59
TOTAL RETURN(d)	−2.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,055
Ratio of expenses to average net assets(e)	0.73%
Ratio of net investment income to average net assets(e)	4.31%
Portfolio turnover rate(d)(f)	313%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

85

Financial Highlights
LifeX 2062 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$204.20
INVESTMENT OPERATIONS:
Net investment income(b)	6.68
Net realized and unrealized loss on investments(c)	(13.40)
Total from investment operations	(6.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(14.14)
Return of capital distributions	(7.13)
Total distributions	(21.27)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$176.21
TOTAL RETURN(e)	−3.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,995
Ratio of expenses to average net assets(f)	0.74%
Ratio of net investment income to average net assets(f)	3.58%
Portfolio turnover rate(e)(g)	458%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

86

Financial Highlights
LifeX 2063 Inflation-Protected Longevity Income ETF

Period Ended December 31, 2024(a)(g)
PER SHARE DATA:
Net asset value, beginning of period	$296.20
INVESTMENT OPERATIONS:
Net investment income(b)	10.49
Net realized and unrealized loss on investments(c)	(16.74)
Total from investment operations	(6.25)
LESS DISTRIBUTIONS FROM:
Net investment income	(29.47)
Return of capital distributions	—
Total distributions	(29.47)
ETF transaction fees per share	0.56
Net asset value, end of period	$261.04
TOTAL RETURN(d)	−2.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,221
Ratio of expenses to average net assets(e)	0.69%
Ratio of net investment income to average net assets(e)	3.93%
Portfolio turnover rate(d)(f)	397%

(a)	The Fund commenced operations on January 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

87

Financial Highlights
LifeX 2063 Longevity Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$209.00
INVESTMENT OPERATIONS:
Net investment income(b)	6.91
Net realized and unrealized loss on investments(c)	(14.09)
Total from investment operations	(7.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(15.48)
Return of capital distributions	(7.19)
Total distributions	(22.67)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$179.15
TOTAL RETURN(e)	−4.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,583
Ratio of expenses to average net assets(f)	0.73%
Ratio of net investment income to average net assets(f)	3.64%
Portfolio turnover rate(e)(g)	491%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

88

Financial Highlights
LifeX Durable Income ETF

Period Ended December 31, 2024(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$201.20
INVESTMENT OPERATIONS:
Net investment income(b)	6.62
Net realized and unrealized loss on investments(c)	(11.09)
Total from investment operations	(4.47)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.50)
Return of capital distributions	(2.87)
Total distributions	(10.37)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$186.36
TOTAL RETURN(e)	−2.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$745
Ratio of expenses to average net assets(f)	0.95%
Ratio of net investment income to average net assets(f)	3.47%
Portfolio turnover rate(e)(g)	780%

(a)	The Fund commenced operations on January 8, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period ended December 31, 2024, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
After period ended December 31, 2024, the Fund effected a 10-for-1 reverse stock split as shown on Schedule B. All per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

89

Notes to Financial Statements December 31, 2024
1. Organization
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of December 31, 2024, each of the LifeX Income ETFs, each of the LifeX Inflation-Protected Income ETFs, and the LifeX Durable Income ETF (each a “Fund” as shown on Schedule A attached hereto) were a series of the Trust. The LifeX Income ETFs commenced operations on January 8, 2024, and LifeX Inflation-Protected Income ETFs on January 17, 2024. The Funds offer one class of shares to investors. There are an unlimited number of authorized shares.
The LifeX Income ETFs’ investment objective is to provide reliable monthly distributions, consisting of income and principal, through its end year. The LifeX Inflation-Protected Income ETFs’ investment objective is to provide reliable monthly inflation-linked distributions, consisting of income and principal, through its end year.
Effective as of the close of business on September 9, 2024, September 16, 2024 and December 16, 2024, each Fund identified in the table below as a Target Fund was reorganized into an ETF through the reorganization of the Target Fund into its corresponding Acquiring ETF identified in the table below, pursuant to two plans of reorganization, which were each approved by the Board on July 17, 2024 and October 21, 2024 (together, the “Reorganizations”). Shareholder approval was not required to effect the Reorganizations for the Funds. The Acquiring ETFs, each a series of the Trust, were established as “shell” funds, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Funds and continuing the operations of the Target Funds as ETFs. The Acquiring ETFs had no performance history prior to the Reorganizations. Following the Reorganizations, each Target Fund’s performance and financial history were adopted by the respective Acquiring ETF.

Acquiring ETFs	Target Funds*	Effective Date
LifeX 2048 Longevity Income ETF	LifeX Income Fund 1948F	9/16/2024
LifeX 2049 Longevity Income ETF	LifeX Income Fund 1949F	9/16/2024
LifeX 2050 Longevity Income ETF	LifeX Income Fund 1950F	9/16/2024
LifeX 2051 Longevity Income ETF	LifeX Income Fund 1951F	9/16/2024
LifeX 2052 Longevity Income ETF	LifeX Income Fund 1952F	9/16/2024
LifeX 2053 Longevity Income ETF	LifeX Income Fund 1953F	9/16/2024
LifeX 2054 Longevity Income ETF	LifeX Income Fund 1954F	9/9/2024
LifeX 2055 Longevity Income ETF	LifeX Income Fund 1955F	9/16/2024
LifeX 2056 Longevity Income ETF	LifeX Income Fund 1956F	9/16/2024
LifeX 2057 Longevity Income ETF	LifeX Income Fund 1957F	9/16/2024
LifeX 2058 Longevity Income ETF	LifeX Income Fund 1958F	9/16/2024
LifeX 2059 Longevity Income ETF	LifeX Income Fund 1959F	9/9/2024
LifeX 2060 Longevity Income ETF	LifeX Income Fund 1960F	9/16/2024
LifeX 2061 Longevity Income ETF	LifeX Income Fund 1961F	9/16/2024
LifeX 2062 Longevity Income ETF	LifeX Income Fund 1962F	9/16/2024
LifeX 2063 Longevity Income ETF	LifeX Income Fund 1963F	9/16/2024
LifeX Durable Income ETF	LifeX Income Fund 1963M	12/16/2024

90

Notes to Financial Statements December 31, 2024(Continued)

Acquiring ETFs (continued)	Target Funds*	Effective Date
LifeX 2048 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1948F	9/16/2024
LifeX 2049 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1949F	9/16/2024
LifeX 2050 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1950F	9/16/2024
LifeX 2051 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1951F	9/16/2024
LifeX 2052 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1952F	9/16/2024
LifeX 2053 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1953F	9/16/2024
LifeX 2054 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1954F	9/9/2024
LifeX 2055 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1955F	9/16/2024
LifeX 2056 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1956F	9/16/2024
LifeX 2057 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1957F	9/16/2024
LifeX 2058 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1958F	9/16/2024
LifeX 2059 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1959F	9/9/2024
LifeX 2060 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1960F	9/16/2024
LifeX 2061 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1961F	9/16/2024
LifeX 2062 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1962F	9/16/2024
LifeX 2063 Inflation-Protected Longevity Income ETF	LifeX Inflation-Protected Income Fund 1963F	9/16/2024

*	Reorganizations occurred with former fund names. See Schedule B.
Each Reorganization was accomplished by a tax-free exchange of shares of the Acquiring ETFs for shares of the Target Funds of equivalent aggregate net asset value as noted below:

Target Fund*	Total Shares	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
LifeX Income Fund 1948F	21,000	$276,772	13.18	$9,053
LifeX Income Fund 1949F	20,000	$275,103	13.76	$9,868
LifeX Income Fund 1950F	20,000	$286,366	14.32	$9,324
LifeX Income Fund 1951F	20,000	$297,004	14.85	$9,079
LifeX Income Fund 1952F	20,000	$307,345	15.37	$10,140
LifeX Income Fund 1953F	20,000	$317,246	15.86	$9,036
LifeX Income Fund 1954F	20,000	$324,322	16.22	$11,634
LifeX Income Fund 1955F	20,000	$335,790	16.79	$8,038
LifeX Income Fund 1956F	20,000	$344,550	17.23	$8,129
LifeX Income Fund 1957F	20,000	$353,098	17.65	$7,537
LifeX Income Fund 1958F	20,000	$361,272	18.06	$8,481
LifeX Income Fund 1959F	20,000	$366,335	18.32	$12,553
LifeX Income Fund 1960F	20,000	$377,531	18.88	$8,656
LifeX Income Fund 1961F	20,000	$385,286	19.26	$7,963
LifeX Income Fund 1962F	20,000	$392,953	19.65	$7,477
LifeX Income Fund 1963F	20,000	$400,245	20.01	$6,930
LifeX Income Fund 1963M	20,000	$377,890	18.89	$(12,089)
LifeX Inflation-Protected Income Fund 1948F	20,000	$329,805	16.49	$6,616
LifeX Inflation-Protected Income Fund 1949F	20,000	$347,390	17.37	$6,890
LifeX Inflation-Protected Income Fund 1950F	20,000	$364,613	18.23	$7,076
LifeX Inflation-Protected Income Fund 1951F	20,000	$381,627	19.08	$7,906
LifeX Inflation-Protected Income Fund 1952F	20,000	$398,519	19.93	$8,565

91

Notes to Financial Statements December 31, 2024(Continued)

Target Fund* (continued)	Total Shares	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
LifeX Inflation-Protected Income Fund 1953F	20,000	$415,119	20.76	$8,729
LifeX Inflation-Protected Income Fund 1954F	20,000	$426,217	21.31	$6,378
LifeX Inflation-Protected Income Fund 1955F	20,000	$447,451	22.37	$7,718
LifeX Inflation-Protected Income Fund 1956F	20,000	$463,483	23.17	$8,218
LifeX Inflation-Protected Income Fund 1957F	20,000	$479,096	23.95	$8,408
LifeX Inflation-Protected Income Fund 1958F	20,000	$494,916	24.75	$9,186
LifeX Inflation-Protected Income Fund 1959F	20,000	$503,739	25.19	$7,338
LifeX Inflation-Protected Income Fund 1960F	20,000	$526,141	26.31	$10,225
LifeX Inflation-Protected Income Fund 1961F	20,000	$541,763	27.09	$10,234
LifeX Inflation-Protected Income Fund 1962F	20,000	$557,595	27.88	$10,572
LifeX Inflation-Protected Income Fund 1963F	20,000	$573,298	28.66	$10,896

*	Reorganizations occurred with former fund names. See Schedule B.
The Reorganizations did not result in a material change to the Target Funds’ investment portfolios as compared to those of the Acquiring ETFs. There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring ETFs. The Acquiring ETFs did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio. Creation Units will be issued and redeemed in exchange for a portfolio of securities and/or a designated amount of U.S. cash, all of which were in cash during the period. Once created, shares generally will trade in the secondary market at market prices that change throughout the day.
The LifeX Income ETFs and LifeX Inflation-Protected Income ETFs (together, the “ETFs”) list and principally trade their shares on Cboe BZX Exchange, Inc. (“Exchange”). Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The ETFs will issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. The table below summarizes the number of shares typically issued or redeemed in each Creation Unit.

Acquiring ETFs	Creation Units*	Effective Date
LifeX 2048 Longevity Income ETF	10,000	9/16/2024
LifeX 2049 Longevity Income ETF	10,000	9/16/2024
LifeX 2050 Longevity Income ETF	10,000	9/16/2024
LifeX 2051 Longevity Income ETF	10,000	9/16/2024
LifeX 2052 Longevity Income ETF	10,000	9/16/2024
LifeX 2053 Longevity Income ETF	10,000	9/16/2024
LifeX 2054 Longevity Income ETF	10,000	9/9/2024
LifeX 2055 Longevity Income ETF	10,000	9/16/2024
LifeX 2056 Longevity Income ETF	10,000	9/16/2024
LifeX 2057 Longevity Income ETF	10,000	9/16/2024
LifeX 2058 Longevity Income ETF	10,000	9/16/2024
LifeX 2059 Longevity Income ETF	10,000	9/9/2024
LifeX 2060 Longevity Income ETF	10,000	9/16/2024
LifeX 2061 Longevity Income ETF	10,000	9/16/2024
LifeX 2062 Longevity Income ETF	10,000	9/16/2024
LifeX 2063 Longevity Income ETF	10,000	9/16/2024
LifeX Durable Income ETF	10,000	12/16/2024

92

Notes to Financial Statements December 31, 2024(Continued)

Acquiring ETFs (continued)	Creation Units*	Effective Date
LifeX 2048 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2049 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2050 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2051 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2052 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2053 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2054 Inflation-Protected Longevity Income ETF	10,000	9/9/2024
LifeX 2055 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2056 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2057 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2058 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2059 Inflation-Protected Longevity Income ETF	10,000	9/9/2024
LifeX 2060 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2061 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2062 Inflation-Protected Longevity Income ETF	10,000	9/16/2024
LifeX 2063 Inflation-Protected Longevity Income ETF	10,000	9/16/2024

*	The Creation Units of 10,000 shares are pre stock split.
Creation Units of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Financial Group, LLC (the “Distributor”). Most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each of the Funds in the preparation of each of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a)
Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by each Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee, and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations. Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

93

Notes to Financial Statements December 31, 2024(Continued)
Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.
Other debt securities, including U.S. government debt securities (which we refer to as “U.S. Government Securities”), are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations, or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, each Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by each Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 –	Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that each Fund can access at the measurement date;
Level 2 –
Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 –	Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

94

Notes to Financial Statements December 31, 2024(Continued)
LifeX 2048 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$842,256	$2,472,988	$—	$3,315,244
Treasury Money Markets	60,610	—	—	60,610
Total Investments	$902,866	$2,472,988	$—	$3,375,854

LifeX 2048 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,944,376	$—	$4,944,376
Treasury Money Markets	99,604	—	—	99,604
Total Investments	$99,604	$4,944,376	$—	$5,043,980

LifeX 2049 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$223,688	$2,715,847	$—	$2,939,535
Treasury Money Markets	41,598	—	—	41,598
U.S. Treasury Bills	—	85,426	—	85,426
Total Investments	$265,286	$2,801,273	$—	$3,066,559

LifeX 2049 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,918,063	$—	$3,918,063
Treasury Money Markets	77,518	—	—	77,518
Total Investments	$77,518	$3,918,063	$—	$3,995,581

LifeX 2050 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$254,979	$2,681,314	$—	$2,936,293
Treasury Money Markets	42,368	—	—	42,368
U.S. Treasury Bills	—	65,065	—	65,065
Total Investments	$297,347	$2,746,379	$—	$3,043,726

95

Notes to Financial Statements December 31, 2024(Continued)
LifeX 2050 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,436,703	$—	$3,436,703
Treasury Money Markets	68,518	—	—	68,518
Total Investments	$68,518	$3,436,703	$—	$3,505,221

LifeX 2051 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$297,752	$2,605,967	$—	$2,903,719
Treasury Money Markets	37,054	—	—	37,054
U.S. Treasury Bills	—	63,056	—	63,056
Total Investments	$334,806	$2,669,023	$—	$3,003,829

LifeX 2051 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,684,973	$—	$3,684,973
Treasury Money Markets	74,020	—	—	74,020
Total Investments	$74,020	$3,684,973	$—	$3,758,993

LifeX 2052 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$356,994	$2,690,122	$—	$3,047,116
Treasury Money Markets	33,480	—	—	33,480
U.S. Treasury Bills	—	51,420	—	51,420
Total Investments	$390,474	$2,741,542	$—	$3,132,016

LifeX 2052 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$4,077,481	$—	$4,077,481
Treasury Money Markets	83,052	—	—	83,052
Total Investments	$83,052	$4,077,481	$—	$4,160,533

96

Notes to Financial Statements December 31, 2024(Continued)
LifeX 2053 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$397,793	$2,596,778	$—	$2,994,571
Treasury Money Markets	30,306	—	—	30,306
U.S. Treasury Bills	—	40,683	—	40,683
Total Investments	$428,099	$2,637,461	$—	$3,065,560

LifeX 2053 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,079,212	$—	$3,079,212
Treasury Money Markets	62,314	—	—	62,314
Total Investments	$62,314	$3,079,212	$—	$3,141,526

LifeX 2054 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$685,998	$2,817,226	$—	$3,503,224
Treasury Money Markets	37,822	—	—	37,822
U.S. Treasury Bills	—	31,833	—	31,833
Total Investments	$723,820	$2,849,059	$—	$3,572,879

LifeX 2054 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,444,625	$—	$3,444,625
Treasury Money Markets	71,546	—	—	71,546
Total Investments	$71,546	$3,444,625	$—	$3,516,171

LifeX 2055 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$401,349	$2,573,334	$—	$2,974,683
Treasury Money Markets	19,376	—	—	19,376
U.S. Treasury Bills	—	94,907	—	94,907
Total Investments	$420,725	$2,668,241	$—	$3,088,966

97

Notes to Financial Statements December 31, 2024(Continued)
LifeX 2055 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,947,376	$—	$2,947,376
Treasury Money Markets	59,476	—	—	59,476
Total Investments	$59,476	$2,947,376	$—	$3,006,852

LifeX 2056 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$2,103,241	$1,620,283	$—	$3,723,524
Treasury Money Markets	75,054	—	—	75,054
U.S. Treasury Bills	—	892,304	—	892,304
Total Investments	$ 2,178,295	$2,512,587	$—	$4,690,882

LifeX 2056 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,018,890	$—	$3,018,890
Treasury Money Markets	62,070	—	—	62,070
Total Investments	$62,070	$3,018,890	$—	$3,080,960

LifeX 2057 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$1,844,595	$1,324,905	$—	$3,169,500
Treasury Money Markets	87,698	—	—	87,698
U.S. Treasury Bills	—	33,783	—	33,783
Total Investments	$1,932,293	$1,358,688	$—	$3,290,981

LifeX 2057 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,088,779	$—	$3,088,779
Treasury Money Markets	63,801	—	—	63,801
Total Investments	$63,801	$3,088,779	$—	$3,152,580

98

Notes to Financial Statements December 31, 2024(Continued)
LifeX 2058 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$702,540	$2,623,836	$—	$3,326,376
Treasury Money Markets	57,268	—	—	57,268
U.S. Treasury Bills	—	241,236	—	241,236
Total Investments	$759,808	$2,865,072	$—	$3,624,880

LifeX 2058 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,995,388	$—	$2,995,388
Treasury Money Markets	60,768	—	—	60,768
Total Investments	$60,768	$2,995,388	$—	$3,056,156

LifeX 2059 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$973,952	$2,338,695	$—	$3,312,647
Treasury Money Markets	25,546	—	—	25,546
U.S. Treasury Bills	—	387,782	—	387,782
Total Investments	$999,498	$2,726,477	$—	$3,725,975

LifeX 2059 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,534,522	$—	$3,534,522
Treasury Money Markets	71,778	—	—	71,778
Total Investments	$71,778	$3,534,522	$—	$3,606,300

LifeX 2060 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$1,974,797	$552,324	$—	$2,527,121
Treasury Money Markets	50,218	—	—	50,218
U.S. Treasury Bills	—	539,784	—	539,784
Total Investments	$2,025,015	$1,092,108	$—	$3,117,123

99

Notes to Financial Statements December 31, 2024(Continued)
LifeX 2060 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,951,624	$—	$2,951,624
Treasury Money Markets	62,394	—	—	62,394
Total Investments	$62,394	$2,951,624	$—	$3,014,018

LifeX 2061 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$1,999,366	$316,032	$—	$2,315,398
Treasury Money Markets	46,544	—	—	46,544
U.S. Treasury Bills	—	595,049	—	595,049
Total Investments	$2,045,910	$911,081	$—	$2,956,991

LifeX 2061 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,012,676	$—	$3,012,676
Treasury Money Markets	60,050	—	—	60,050
Total Investments	$60,050	$3,012,676	$—	$3,072,726

LifeX 2062 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$1,148,349	$1,194,413	$—	$2,342,762
Treasury Money Markets	47,568	—	—	47,568
U.S. Treasury Bills	—	647,404	—	647,404
Total Investments	$1,195,917	$1,841,817	$—	$3,037,734

LifeX 2062 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$2,891,915	$—	$2,891,915
Treasury Money Markets	59,334	—	—	59,334
Total Investments	$59,334	$2,891,915	$—	$2,951,249

100

Notes to Financial Statements December 31, 2024(Continued)
LifeX 2063 Inflation-Protected Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$3,980,625	$967,183	$—	$4,947,808
Treasury Money Markets	204,800	—	—	204,800
U.S. Treasury Bills	—	32,823	—	32,823
Total Investments	$4,185,425	$1,000,006	$—	$5,185,431

LifeX 2063 Longevity Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$3,458,697	$—	$3,458,697
Treasury Money Markets	70,984	—	—	70,984
Total Investments	$70,984	$3,458,697	$—	$3,529,681

LifeX Durable Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$720,103	$—	$720,103
Treasury Money Markets	13,676	—	—	13,676
Total Investments	$13,676	$720,103	$—	$733,779

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b)
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c)
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(d)
Federal Income Taxes. The Funds qualify and intend to continue to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(e)
Distributions to Shareholders. The Funds intend to make distributions monthly, for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Funds’ intended distributions are expected to constitute capital gains.

(f)	Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment

101

Notes to Financial Statements December 31, 2024(Continued)
securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
(g)
Market Volatility. The value of the securities in the Funds may go up or down in response to market and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.

(h)
New Accounting Pronouncement. In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Nate Conrad, Head of LifeX, is the CODM of each Fund. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocations are pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the each Fund’s financial statements. Segment assets of each Fund are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and each Fund’s investment advisory fee, which is the only expense of each Fund, is listed on the accompanying Statements of Operations.

3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
For the period ended December 31, 2024 there were no permanent “book/tax” reclassifications between the components of the Funds’ net assets.

102

Notes to Financial Statements December 31, 2024(Continued)
As of December 31, 2024, tax cost of investments and components of accumulated earnings (losses) for income tax purposes were as follows:

	LifeX 2048 Longevity Income ETF	LifeX 2049 Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2051 Longevity Income ETF	LifeX 2052 Longevity Income ETF	LifeX 2053 Longevity Income ETF
Tax cost of investments	$5,157,469	$4,120,423	$3,617,153	$3,892,568	$4,328,541	$3,288,302
Unrealized appreciation	270	202	185	256	347	188
Unrealized depreciation	(113,759)	(125,045)	(112,117)	(133,831)	(168,355)	(146,964)
Net unrealized appreciation (depreciation)	(113,489)	(124,843)	(111,932)	(133,575)	(168,008)	(146,776)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term capital gain/(capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(288,112)	(302,915)	(237,187)	(244,266)	(241,801)	(229,288)
Total accumulated gain (loss)	$(401,601)	$(427,758)	$(349,119)	$(377,841)	$(409,809)	$(376,064)

	LifeX 2054 Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2056 Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Longevity Income ETF	LifeX 2059 Longevity Income ETF
Tax cost of investments	$3,706,844	$3,173,468	$3,249,329	$3,344,736	$3,239,311	$3,848,361
Unrealized appreciation	21	25	—	—	—	11
Unrealized depreciation	(190,694)	(166,640)	(168,370)	(192,155)	(183,155)	(242,073)
Net unrealized appreciation (depreciation)	(190,673)	(166,615)	(168,370)	(192,155)	(183,155)	(242,062)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term capital gain/(capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(234,811)	(219,465)	(233,860)	(229,452)	(238,207)	(243,700)
Total accumulated gain (loss)	$(425,484)	$(386,080)	$(402,230)	$(421,607)	$(421,362)	$(485,762)

	LifeX 2060 Longevity Income ETF	LifeX 2061 Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Longevity Income ETF	LifeX Durable Income ETF
Tax cost of investments	$3,215,343	$3,290,069	$3,170,338	$3,794,607	$752,547
Unrealized appreciation	85	85	84	84	24
Unrealized depreciation	(201,409)	(217,427)	(219,174)	(265,010)	(18,792)
Net unrealized appreciation (depreciation)	(201,324)	(217,342)	(219,090)	(264,926)	(18,768)
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term capital gain/(capital loss carryover)	—	—	—	—	—
Distributable earnings	—	—	—	—	—
Other accumulated earnings (loss)	(235,575)	(232,991)	(230,599)	(209,367)	(109,030)
Total accumulated gain (loss)	$(436,899)	$(450,333)	$(449,689)	$(474,293)	$(127,798)

103

Notes to Financial Statements December 31, 2024(Continued)

	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF
Tax cost of investments	$3,576,659	$3,254,760	$3,234,702	$3,198,801	$3,341,181	$3,274,592
Unrealized appreciation	439	283	247	247	239	225
Unrealized depreciation	(201,244)	(188,484)	(191,222)	(195,220)	(209,405)	(209,257)
Net unrealized appreciation (depreciation)	(200,805)	(188,201)	(190,975)	(194,973)	(209,166)	(209,032)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term capital gain/(capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(68,467)	(73,038)	(78,138)	(79,854)	(84,106)	(88,092)
Total accumulated gain (loss)	$(269,272)	$(261,239)	$(269,113)	$(274,827)	$(293,272)	$(297,124)

	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF
Tax cost of investments	$3,800,933	$3,317,237	$4,897,460	$3,517,464	$3,905,473	$4,018,956
Unrealized appreciation	193	232	372	276	230	226
Unrealized depreciation	(228,248)	(228,504)	(206,949)	(226,759)	(280,824)	(293,208)
Net unrealized appreciation (depreciation)	(228,055)	(228,272)	(206,577)	(226,483)	(280,594)	(292,982)
Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term capital gain/(capital loss carryover)	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—
Other accumulated earnings (loss)	(110,528)	(88,644)	(207,787)	(125,242)	(92,291)	(111,101)
Total accumulated gain (loss)	$(338,583)	$(316,916)	$(414,364)	$(351,725)	$(372,885)	$(404,083)

	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF
Tax cost of investments	$3,190,575	$3,006,790	$3,227,485	$5,538,035
Unrealized appreciation	158	163	178	166
Unrealized depreciation	(73,609)	(49,963)	(189,928)	(352,771)
Net unrealized appreciation (depreciation)	(73,451)	(49,800)	(189,750)	(352,605)
Undistributed ordinary income	1,961	3,018	4,033	2,747
Undistributed long-term capital gain/(capital loss carryover)	—	—	—	—
Distributable earnings	1,961	3,018	4,033	2,747
Other accumulated earnings (loss)	(298,408)	(315,655)	(193,507)	(184,487)
Total accumulated gain (loss)	$(369,898)	$(362,437)	$(379,224)	$(534,345)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales losses.

104

Notes to Financial Statements December 31, 2024(Continued)
The tax character of distributions paid during the period ended December 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
LifeX 2048 Longevity Income ETF	$77,058	$ —	$81,086	$158,144
LifeX 2049 Longevity Income ETF	83,943	—	78,735	162,678
LifeX 2050 Longevity Income ETF	66,486	—	56,357	122,843
LifeX 2051 Longevity Income ETF	67,861	—	54,359	122,220
LifeX 2052 Longevity Income ETF	71,844	—	52,695	124,539
LifeX 2053 Longevity Income ETF	63,275	—	46,909	110,184
LifeX 2054 Longevity Income ETF	70,802	—	51,728	122,530
LifeX 2055 Longevity Income ETF	62,315	—	41,305	103,620
LifeX 2056 Longevity Income ETF	63,347	—	39,668	103,015
LifeX 2057 Longevity Income ETF	65,770	—	39,144	104,914
LifeX 2058 Longevity Income ETF	63,555	—	36,142	99,697
LifeX 2059 Longevity Income ETF	70,275	—	44,541	114,816
LifeX 2060 Longevity Income ETF	63,416	—	33,453	96,869
LifeX 2061 Longevity Income ETF	64,220	—	32,819	97,039
LifeX 2062 Longevity Income ETF	63,029	—	31,773	94,802
LifeX 2063 Longevity Income ETF	67,760	—	31,449	99,209
LifeX 2048 Inflation-Protected Longevity Income ETF	70,181	—	32,264	102,445
LifeX 2049 Inflation-Protected Longevity Income ETF	68,422	—	26,387	94,809
LifeX 2050 Inflation-Protected Longevity Income ETF	68,492	—	22,214	90,706
LifeX 2051 Inflation-Protected Longevity Income ETF	68,457	—	18,641	87,098
LifeX 2052 Inflation-Protected Longevity Income ETF	69,908	—	16,090	85,998
LifeX 2053 Inflation-Protected Longevity Income ETF	69,672	—	12,730	82,402
LifeX 2054 Inflation-Protected Longevity Income ETF	74,837	—	16,591	91,428
LifeX 2055 Inflation-Protected Longevity Income ETF	70,858	—	7,767	78,625
LifeX 2056 Inflation-Protected Longevity Income ETF	84,331	—	4,598	88,929
LifeX 2057 Inflation-Protected Longevity Income ETF	72,432	—	5,332	77,764
LifeX 2058 Inflation-Protected Longevity Income ETF	74,845	—	1,926	76,771
LifeX 2059 Inflation-Protected Longevity Income ETF	79,629	—	14,382	94,011
LifeX 2060 Inflation-Protected Longevity Income ETF	72,851	—	—	72,851
LifeX 2061 Inflation-Protected Longevity Income ETF	70,418	—	—	70,418
LifeX 2062 Inflation-Protected Longevity Income ETF	70,732	—	—	70,732
LifeX 2063 Inflation-Protected Longevity Income ETF	82,926	—	—	82,926
LifeX Durable Income ETF	32,993	—	12,645	45,638

At December 31, 2024, the Funds had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
LifeX 2048 Longevity Income ETF	$(288,112)	$ —	$(288,112)
LifeX 2049 Longevity Income ETF	(302,915)	—	(302,915)
LifeX 2050 Longevity Income ETF	(237,187)	—	(237,187)
LifeX 2051 Longevity Income ETF	(244,266)	—	(244,266)
LifeX 2052 Longevity Income ETF	(241,801)	—	(241,801)
LifeX 2053 Longevity Income ETF	(229,288)	—	(229,288)
LifeX 2054 Longevity Income ETF	(234,811)	—	(234,811)
LifeX 2055 Longevity Income ETF	(219,465)	—	(219,465)
LifeX 2056 Longevity Income ETF	(233,860)	—	(233,860)
LifeX 2057 Longevity Income ETF	(229,452)	—	(229,452)

105

Notes to Financial Statements December 31, 2024(Continued)

	SHORT-TERM	LONG-TERM	TOTAL
LifeX 2058 Longevity Income ETF	$(238,207)	$—	$(238,207)
LifeX 2059 Longevity Income ETF	(243,700)	—	(243,700)
LifeX 2060 Longevity Income ETF	(235,575)	—	(235,575)
LifeX 2061 Longevity Income ETF	(232,991)	—	(232,991)
LifeX 2062 Longevity Income ETF	(230,599)	—	(230,599)
LifeX 2063 Longevity Income ETF	(209,367)	—	(209,367)
LifeX 2048 Inflation-Protected Longevity Income ETF	(68,467)	—	(68,467)
LifeX 2049 Inflation-Protected Longevity Income ETF	(73,038)	—	(73,038)
LifeX 2050 Inflation-Protected Longevity Income ETF	(78,138)	—	(78,138)
LifeX 2051 Inflation-Protected Longevity Income ETF	(79,854)	—	(79,854)
LifeX 2052 Inflation-Protected Longevity Income ETF	(84,106)	—	(84,106)
LifeX 2053 Inflation-Protected Longevity Income ETF	(88,092)	—	(88,092)
LifeX 2054 Inflation-Protected Longevity Income ETF	(110,528)	—	(110,528)
LifeX 2055 Inflation-Protected Longevity Income ETF	(88,644)	—	(88,644)
LifeX 2056 Inflation-Protected Longevity Income ETF	(207,533)	(254)	(207,787)
LifeX 2057 Inflation-Protected Longevity Income ETF	(125,242)	—	(125,242)
LifeX 2058 Inflation-Protected Longevity Income ETF	(92,262)	(29)	(92,291)
LifeX 2059 Inflation-Protected Longevity Income ETF	(111,072)	(29)	(111,101)
LifeX 2060 Inflation-Protected Longevity Income ETF	(298,349)	(59)	(298,408)
LifeX 2061 Inflation-Protected Longevity Income ETF	(315,441)	(214)	(315,655)
LifeX 2062 Inflation-Protected Longevity Income ETF	(193,103)	(404)	(193,507)
LifeX 2063 Inflation-Protected Longevity Income ETF	(184,487)	—	(184,487)
LifeX Durable Income ETF	(109,030)	—	(109,030)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on the tax returns for the initial period ended December 31, 2024 which is the sole tax year open for examination. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
4. Agreements
(a)
Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the Funds a fee, computed daily and paid monthly in arrears at an annual rate of 0.50% of each Funds’ average daily net assets. The Adviser had previously been compensated for its services by Funds, computed daily and paid monthly in arrears at an annual rate of 1.00% of each Funds’ average daily net assets for the period from January 8. 2024 through July 26, 2024, and January 17, 2024, through July 26, 2024, for the LifeX Income ETFs and LifeX Inflation-Protected Income ETFs respectively.
The Adviser bears all expenses of the Funds.
5. Service Providers
(a)
Custodian, Administrator, and Transfer Agent. The custodian to the Funds is U.S. Bank, N.A. The administrator and transfer agent to the Funds is U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(b)	Distributor. Foreside Financial Services, LLC, serves as the Funds’ distributor.

106

Notes to Financial Statements December 31, 2024(Continued)
6. Investment Transactions
For the period ended December 31, 2024, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	LifeX 2048 Longevity Income ETF	LifeX 2049 Longevity Income ETF	LifeX 2050 Longevity Income ETF	LifeX 2051 Longevity Income ETF	LifeX 2052 Longevity Income ETF	LifeX 2053 Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$16,818,641	$21,194,423	$14,727,890	$14,414,024	$15,019,401	$12,973,519
Sales	$11,476,598	$16,855,064	$10,947,441	$10,354,768	$10,535,606	$9,521,423

	LifeX 2054 Longevity Income ETF	LifeX 2055 Longevity Income ETF	LifeX 2056 Longevity Income ETF	LifeX 2057 Longevity Income ETF	LifeX 2058 Longevity Income ETF	LifeX 2059 Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$14,587,154	$12,631,847	$12,487,475	$12,872,224	$12,101,821	$13,187,322
Sales	$10,720,530	$9,301,411	$9,069,422	$9,365,072	$8,688,039	$9,169,908

	LifeX 2060 Longevity Income ETF	LifeX 2061 Longevity Income ETF	LifeX 2062 Longevity Income ETF	LifeX 2063 Longevity Income ETF	LifeX Durable Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—
U.S. Government
Purchases	$11,705,735	$11,677,799	$11,443,613	$13,311,043	$7,667,666
Sales	$8,319,988	$8,217,386	$8,104,482	$9,381,052	$6,822,324

	LifeX 2048 Inflation- Protected Longevity Income ETF	LifeX 2049 Inflation- Protected Longevity Income ETF	LifeX 2050 Inflation- Protected Longevity Income ETF	LifeX 2051 Inflation- Protected Longevity Income ETF	LifeX 2052 Inflation- Protected Longevity Income ETF	LifeX 2053 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$8,989,964	$8,087,400	$8,018,761	$7,914,094	$8,116,756	$8,268,975
Sales	$5,461,161	$4,939,918	$4,866,601	$4,788,701	$4,830,612	$5,031,261

107

Notes to Financial Statements December 31, 2024(Continued)

	LifeX 2054 Inflation- Protected Longevity Income ETF	LifeX 2055 Inflation- Protected Longevity Income ETF	LifeX 2056 Inflation- Protected Longevity Income ETF	LifeX 2057 Inflation- Protected Longevity Income ETF	LifeX 2058 Inflation- Protected Longevity Income ETF	LifeX 2059 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—	$—	$—
Sales	$—	$—	$—	$—	$—	$—
U.S. Government
Purchases	$9,579,349	$8,228,872	$12,608,409	$10,299,977	$8,935,895	$9,031,128
Sales	$5,794,283	$4,991,831	$8,525,303	$6,831,858	$5,292,560	$5,370,763

	LifeX 2060 Inflation- Protected Longevity Income ETF	LifeX 2061 Inflation- Protected Longevity Income ETF	LifeX 2062 Inflation- Protected Longevity Income ETF	LifeX 2063 Inflation- Protected Longevity Income ETF
Non U.S. Government
Purchases	$—	$—	$—	$—
Sales	$—	$—	$—	$—
U.S. Government
Purchases	$8,873,667	$8,605,815	$7,622,398	$14,101,048
Sales	$6,026,481	$5,973,835	$4,944,378	$8,671,639

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.
7. Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. Effective February 2025, each Fund underwent a name change and reverse stock split as noted in Schedule B as approved by the Board on January 28, 2025. Each Fund’s investment advisory fee was reduced to an annual rate of 0.25% on February 19, 2025.

108

Schedule A

LifeX Income ETFs
LifeX 2048 Longevity Income ETF
LifeX 2049 Longevity Income ETF
LifeX 2050 Longevity Income ETF
LifeX 2051 Longevity Income ETF
LifeX 2052 Longevity Income ETF
LifeX 2053 Longevity Income ETF
LifeX 2054 Longevity Income ETF
LifeX 2055 Longevity Income ETF
LifeX 2056 Longevity Income ETF
LifeX 2057 Longevity Income ETF
LifeX 2058 Longevity Income ETF
LifeX 2059 Longevity Income ETF
LifeX 2060 Longevity Income ETF
LifeX 2061 Longevity Income ETF
LifeX 2062 Longevity Income ETF
LifeX 2063 Longevity Income ETF
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF
LifeX 2049 Inflation-Protected Longevity Income ETF
LifeX 2050 Inflation-Protected Longevity Income ETF
LifeX 2051 Inflation-Protected Longevity Income ETF
LifeX 2052 Inflation-Protected Longevity Income ETF
LifeX 2053 Inflation-Protected Longevity Income ETF
LifeX 2054 Inflation-Protected Longevity Income ETF
LifeX 2055 Inflation-Protected Longevity Income ETF
LifeX 2056 Inflation-Protected Longevity Income ETF
LifeX 2057 Inflation-Protected Longevity Income ETF
LifeX 2058 Inflation-Protected Longevity Income ETF
LifeX 2059 Inflation-Protected Longevity Income ETF
LifeX 2060 Inflation-Protected Longevity Income ETF
LifeX 2061 Inflation-Protected Longevity Income ETF
LifeX 2062 Inflation-Protected Longevity Income ETF
LifeX 2063 Inflation-Protected Longevity Income ETF
LifeX Durable Income ETF
LifeX Durable Income ETF

109

Schedule B

Effective Name	Prior Name	Effective Date	Reverse Stock Split Rate
LifeX Income ETFs
LifeX 2048 Longevity Income ETF	Stone Ridge 2048 Longevity Income ETF	2/7/2025	10:1
LifeX 2049 Longevity Income ETF	Stone Ridge 2049 Longevity Income ETF	2/7/2025	10:1
LifeX 2050 Longevity Income ETF	Stone Ridge 2050 Longevity Income ETF	2/7/2025	10:1
LifeX 2051 Longevity Income ETF	Stone Ridge 2051 Longevity Income ETF	2/10/2025	10:1
LifeX 2052 Longevity Income ETF	Stone Ridge 2052 Longevity Income ETF	2/10/2025	10:1
LifeX 2053 Longevity Income ETF	Stone Ridge 2053 Longevity Income ETF	2/10/2025	10:1
LifeX 2054 Longevity Income ETF	Stone Ridge 2054 Longevity Income ETF	2/11/2025	10:1
LifeX 2055 Longevity Income ETF	Stone Ridge 2055 Longevity Income ETF	2/11/2025	10:1
LifeX 2056 Longevity Income ETF	Stone Ridge 2056 Longevity Income ETF	2/11/2025	10:1
LifeX 2057 Longevity Income ETF	Stone Ridge 2057 Longevity Income ETF	2/12/2025	10:1
LifeX 2058 Longevity Income ETF	Stone Ridge 2058 Longevity Income ETF	2/12/2025	10:1
LifeX 2059 Longevity Income ETF	Stone Ridge 2059 Longevity Income ETF	2/12/2025	10:1
LifeX 2060 Longevity Income ETF	Stone Ridge 2060 Longevity Income ETF	2/13/2025	10:1
LifeX 2061 Longevity Income ETF	Stone Ridge 2061 Longevity Income ETF	2/13/2025	10:1
LifeX 2062 Longevity Income ETF	Stone Ridge 2062 Longevity Income ETF	2/13/2025	10:1
LifeX 2063 Longevity Income ETF	Stone Ridge 2063 Longevity Income ETF	2/14/2025	10:1
LifeX Inflation-Protected Income ETFs
LifeX 2048 Inflation-Protected Longevity Income ETF	Stone Ridge 2048 Inflation-Protected Longevity Income ETF	2/7/2025	10:1
LifeX 2049 Inflation-Protected Longevity Income ETF	Stone Ridge 2049 Inflation-Protected Longevity Income ETF	2/7/2025	10:1
LifeX 2050 Inflation-Protected Longevity Income ETF	Stone Ridge 2050 Inflation-Protected Longevity Income ETF	2/7/2025	10:1
LifeX 2051 Inflation-Protected Longevity Income ETF	Stone Ridge 2051 Inflation-Protected Longevity Income ETF	2/10/2025	10:1
LifeX 2052 Inflation-Protected Longevity Income ETF	Stone Ridge 2052 Inflation-Protected Longevity Income ETF	2/10/2025	10:1
LifeX 2053 Inflation-Protected Longevity Income ETF	Stone Ridge 2053 Inflation-Protected Longevity Income ETF	2/10/2025	10:1
LifeX 2054 Inflation-Protected Longevity Income ETF	Stone Ridge 2054 Inflation-Protected Longevity Income ETF	2/11/2025	10:1
LifeX 2055 Inflation-Protected Longevity Income ETF	Stone Ridge 2055 Inflation-Protected Longevity Income ETF	2/11/2025	10:1
LifeX 2056 Inflation-Protected Longevity Income ETF	Stone Ridge 2056 Inflation-Protected Longevity Income ETF	2/11/2025	10:1
LifeX 2057 Inflation-Protected Longevity Income ETF	Stone Ridge 2057 Inflation-Protected Longevity Income ETF	2/12/2025	10:1
LifeX 2058 Inflation-Protected Longevity Income ETF	Stone Ridge 2058 Inflation-Protected Longevity Income ETF	2/12/2025	10:1
LifeX 2059 Inflation-Protected Longevity Income ETF	Stone Ridge 2059 Inflation-Protected Longevity Income ETF	2/12/2025	10:1
LifeX 2060 Inflation-Protected Longevity Income ETF	Stone Ridge 2060 Inflation-Protected Longevity Income ETF	2/13/2025	10:1
LifeX 2061 Inflation-Protected Longevity Income ETF	Stone Ridge 2061 Inflation-Protected Longevity Income ETF	2/13/2025	10:1
LifeX 2062 Inflation-Protected Longevity Income ETF	Stone Ridge 2062 Inflation-Protected Longevity Income ETF	2/13/2025	10:1
LifeX 2063 Inflation-Protected Longevity Income ETF	Stone Ridge 2063 Inflation-Protected Longevity Income ETF	2/14/2025	10:1
LifeX Durable Income ETF
LifeX Durable Income ETF	Stone Ridge Durable Income ETF	2/14/2025	10:1

110

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of LifeX 2048 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1948F), LifeX 2048 Longevity Income ETF (formerly LifeX Income Fund 1948F), LifeX 2049 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1949F), LifeX 2049 Longevity Income ETF (formerly LifeX Income Fund 1949F), LifeX 2050 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1950F), LifeX 2050 Longevity Income ETF (formerly LifeX Income Fund 1950F), LifeX 2051 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1951F), LifeX 2051 Longevity Income ETF (formerly LifeX Income Fund 1951F), LifeX 2052 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1952F), LifeX 2052 Longevity Income ETF (formerly LifeX Income Fund 1952F), LifeX 2053 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1953F), LifeX 2053 Longevity Income ETF (formerly LifeX Income Fund 1953F), LifeX 2054 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1954F), LifeX 2054 Longevity Income ETF (formerly LifeX Income Fund 1954F), LifeX 2055 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1955F), LifeX 2055 Longevity Income ETF (formerly LifeX Income Fund 1955F), LifeX 2056 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1956F), LifeX 2056 Longevity Income ETF (formerly LifeX Income Fund 1956F), LifeX 2057 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1957F), LifeX 2057 Longevity Income ETF (formerly LifeX Income Fund 1957F), LifeX 2058 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1958F), LifeX 2058 Longevity Income ETF (formerly LifeX Income Fund 1958F), LifeX 2059 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1959F), LifeX 2059 Longevity Income ETF (formerly LifeX Income Fund 1959F), LifeX 2060 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1960F), LifeX 2060 Longevity Income ETF (formerly LifeX Income Fund 1960F), LifeX 2061 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1961F), LifeX 2061 Longevity Income ETF (formerly LifeX Income Fund 1961F), LifeX 2062 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1962F), LifeX 2062 Longevity Income ETF (formerly LifeX Income Fund 1962F), LifeX 2063 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1963F), LifeX 2063 Longevity Income ETF (formerly LifeX Income Fund 1963F), LifeX Durable Income ETF (formerly LifeX Income Fund 1963M), and the Board of Trustees of Stone Ridge Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LifeX 2048 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1948F), LifeX 2048 Longevity Income ETF (formerly LifeX Income Fund 1948F), LifeX 2049 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation- Protected Income Fund 1949F), LifeX 2049 Longevity Income ETF (formerly LifeX Income Fund 1949F), LifeX 2050 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1950F), LifeX 2050 Longevity Income ETF (formerly LifeX Income Fund 1950F), LifeX 2051 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1951F), LifeX 2051 Longevity Income ETF (formerly LifeX Income Fund 1951F), LifeX 2052 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1952F), LifeX 2052 Longevity Income ETF (formerly LifeX Income Fund 1952F), LifeX 2053 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1953F), LifeX 2053 Longevity Income ETF (formerly LifeX Income Fund 1953F), LifeX 2054 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1954F), LifeX 2054 Longevity Income ETF (formerly LifeX Income Fund 1954F), LifeX 2055 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1955F), LifeX 2055 Longevity Income ETF (formerly LifeX Income Fund 1955F), LifeX 2056 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1956F), LifeX 2056 Longevity Income ETF (formerly LifeX Income Fund 1956F), LifeX 2057 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1957F), LifeX 2057 Longevity Income ETF (formerly LifeX Income Fund 1957F), LifeX 2058 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1958F), LifeX 2058 Longevity Income ETF (formerly LifeX Income Fund 1958F), LifeX 2059 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1959F), LifeX 2059 Longevity Income ETF (formerly LifeX Income Fund 1959F), LifeX 2060 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1960F), LifeX 2060

111

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Longevity Income ETF (formerly LifeX Income Fund 1960F), LifeX 2061 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1961F), LifeX 2061 Longevity Income ETF (formerly LifeX Income Fund 1961F), LifeX 2062 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1962F), LifeX 2062 Longevity Income ETF (formerly LifeX Income Fund 1962F), LifeX 2063 Inflation-Protected Longevity Income ETF (formerly LifeX Inflation-Protected Income Fund 1963F), LifeX 2063 Longevity Income ETF (formerly LifeX Income Fund 1963F), and LifeX Durable Income ETF (formerly LifeX Income Fund 1963M) (collectively referred to as the “Funds”), (33 of the funds constituting Stone Ridge Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (33 of the funds constituting Stone Ridge Trust) at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund Constituting the Stone Ridge Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

LifeX 2048 Longevity Income ETF (formerly LifeX Income Fund 1948F)
LifeX 2049 Longevity Income ETF (formerly LifeX Income Fund 1949F)
LifeX 2050 Longevity Income ETF (formerly LifeX Income Fund 1950F)
LifeX 2051 Longevity Income ETF (formerly LifeX Income Fund 1951F)
LifeX 2052 Longevity Income ETF (formerly LifeX Income Fund 1952F)
LifeX 2053 Longevity Income ETF (formerly LifeX Income Fund 1953F)
LifeX 2054 Longevity Income ETF (formerly LifeX Income Fund 1954F)
LifeX 2055 Longevity Income ETF (formerly LifeX Income Fund 1955F)
LifeX 2056 Longevity Income ETF (formerly LifeX Income Fund 1956F)
LifeX 2057 Longevity Income ETF (formerly LifeX Income Fund 1957F)
LifeX 2058 Longevity Income ETF (formerly LifeX Income Fund 1958F)
LifeX 2059 Longevity Income ETF (formerly LifeX Income Fund 1959F)
LifeX 2060 Longevity Income ETF (formerly LifeX Income Fund 1960F)
LifeX 2061 Longevity Income ETF (formerly LifeX Income Fund 1961F)
LifeX 2062 Longevity Income ETF (formerly LifeX Income Fund 1962F)
LifeX 2063 Longevity Income ETF (formerly LifeX Income Fund 1963F)
LifeX Durable Income ETF (formerly LifeX Income Fund 1963M)
For the period from January 8, 2024 (commencement of operations) through December 31, 2024

LifeX 2048 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1948F)
LifeX 2049 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1949F)
LifeX 2050 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1950F)
LifeX 2051 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1951F)
LifeX 2052 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1952F)
LifeX 2053 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1953F)
LifeX 2054 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1954F)
LifeX 2055 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1955F)
LifeX 2056 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1956F)
LifeX 2057 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1957F)
LifeX 2058 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1958F)
LifeX 2059 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1959F)
LifeX 2060 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1960F)
For the period from January 17, 2024 (commencement of operations) through December 31, 2024

112

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Individual Fund Constituting the Stone Ridge Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

LifeX 2061 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1961F)
LifeX 2062 Inflation-Protected Longevity Income ETF
 (formerly LifeX Inflation-Protected Income Fund 1962F)
LifeX 2063 Inflation-Protected Longevity Income ETF
 (formerly LifeXInflation-Protected Income Fund 1963F)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.
Minneapolis, Minnesota
February 28, 2025

113

Additional Information (Unaudited)
1. Board Approval of the Continuation of the Investment Management Agreements
Investment Management Agreement for the LifeX Income Funds and LifeX Inflation-Protected Income Funds
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including a majority of the members of the Board who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), voting separately, approve the proposed amended and restated investment management agreement (the “A&R Agreement”) between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each of its series shown on Schedule A attached hereto, except the LifeX Durable Income ETF, (the “ETFs”).
At an in-person meeting held on October 21, 2024, the Board, including a majority of the Independent Trustees, considered and approved the A&R Agreement for an initial two-year period. Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the A&R Agreement. In evaluating the A&R Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the A&R Agreement.
The Board’s consideration of the A&R Agreement included but was not limited to: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits and other benefits to be realized by the Adviser from its relationship with the ETFs; and (4) the extent to which economies of scale are expected to be realized as the ETFs grow and whether fee levels are expected to reflect such economies of scale for the benefit of shareholders of the ETFs. In determining whether to approve the A&R Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.
In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the investment management services to be provided by the Adviser, including managing the ETFs’ portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the ETFs’ investment program in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology, proprietary software and personnel needed to implement the ETFs’ investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board considered the ETFs’ strategy and received information from the Adviser relating to investment and operational risks attendant with the ETFs’ unique investment strategy. The Board also considered other services to be provided by the Adviser, including monitoring potential conflicts of interest and maintaining regulatory compliance programs specific to the operation of the ETFs and the extent to which such regulatory compliance programs would need to be modified or enhanced to account for the ETFs’ investment strategy. The Board further considered the administrative services to be provided by the Adviser to the ETFs, including general ledger accounting, fund accounting, legal services, investor relations and other administrative services. The Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to the ETFs under the A&R Agreement and the Adviser’s ability to attract investors for the ETFs, including the advertising and sales materials that will be used to promote the ETFs and the Adviser’s track record of raising assets in its other existing funds. The Board further considered information provided by the Adviser with respect to the ETFs' and the Adviser's anticipated use of third-party service providers and the Adviser's oversight of such service providers. The Board also considered information provided by the Adviser with respect to the exchange for the listing of shares, proposed to be Cboe BZX Exchange, Inc. (“CBOE”), including available data on spreads and liquidity for ETFs listed on CBOE generally, the product support CBOE offered and pricing considerations. The Board considered the lead market maker proposed, the authorized participants and other third-party service

114

Additional Information (Unaudited)(Continued)
providers, and the Adviser's oversight thereof. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the approval of the A&R Agreement.
In considering the cost of services to be provided and the benefits to be realized by the Adviser from its relationship with the ETFs, the Board analyzed the fees to be paid under the A&R Agreement, the proposed expense ratio for the ETFs and the contractual expense limitation to be undertaken by the Adviser. In considering the appropriateness of the management fee, the Board also compared this data against the corresponding information for the funds in the limited peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser will derive from the A&R Agreement. The Board also noted that the Adviser may receive reputational benefits from its relationship with the ETFs. Based on the foregoing information and other factors deemed relevant at the Meetings, the Board, including the Independent Trustees, concluded that the management fee arrangement pursuant to the A&R Agreement was fair and reasonable and that the costs of the services to be provided by the Adviser and the related benefits to the Adviser in respect of its relationship with the ETFs supported the approval of the A&R Agreement. Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the ETFs grow and whether the ETFs’ fee levels would reflect such economies of scale, such as through breakpoints in the investment management fee or through an expense waiver and/or limitation A&R Agreement with the Adviser. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale would be shared with the ETFs supported the approval of the A&R Agreement.
Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the approval of the A&R Agreement would be in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the A&R Agreement should be approved for an initial two-year period.
Investment Management Agreement for the LifeX Durable Income ETF
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including a majority of the members of the Board who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), voting separately, approve the proposed amended and restated investment management agreement (the “A&R Agreement”) between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of the LifeX Durable Income ETF and the other series of the Trust that are a party thereto (the “New ETFs”).
At an in-person meeting held on October 21, 2024, the Board, including a majority of the Independent Trustees, considered and approved the A&R Agreement for an initial two-year period. Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the A&R Agreement. In evaluating the A&R Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the A&R Agreement.
The Board’s consideration of the A&R Agreement included but was not limited to: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits and other benefits to be realized by the Adviser from its relationship with the New ETFs; and (4) the extent to which economies of scale are expected to be realized as the New ETFs grow and whether fee levels are expected to reflect such economies of scale for the benefit of shareholders of the New ETFs. In determining whether to approve the A&R Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.
In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the investment management services to be provided by the Adviser, including managing the New

115

Additional Information (Unaudited)(Continued)
ETFs’ portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the New ETFs’ investment program in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology, proprietary software and personnel needed to implement the New ETFs’ investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board considered the New ETFs’ strategy and received information from the Adviser relating to investment and operational risks attendant with the New ETFs’ unique investment strategy. The Board also considered other services to be provided by the Adviser, including monitoring potential conflicts of interest and maintaining regulatory compliance programs specific to the operation of the New ETFs and the extent to which such regulatory compliance programs would need to be modified or enhanced to account for the New ETFs’ investment strategy. The Board further considered the administrative services to be provided by the Adviser to the New ETFs, including general ledger accounting, fund accounting, legal services, investor relations and other administrative services. The Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to the New ETFs under the A&R Agreement and the Adviser’s ability to attract investors for the New ETFs, including the advertising and sales materials that will be used to promote the New ETFs and the Adviser’s track record of raising assets in its other existing funds. The Board further considered information provided by the Adviser with respect to the New ETFs' and the Adviser's anticipated use of third-party service providers and the Adviser's oversight of such service providers. The Board also considered information provided by the Adviser with respect to the exchange for the listing of shares, proposed to be Cboe BZX Exchange, Inc. (“CBOE”), including available data on spreads and liquidity for New ETFs listed on CBOE generally, the product support CBOE offered and pricing considerations. The Board considered the lead market maker proposed, the authorized participants and other third-party service providers, and the Adviser's oversight thereof. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the approval of the A&R Agreement.
In considering the cost of services to be provided and the benefits to be realized by the Adviser from its relationship with the New ETFs, the Board analyzed the fees to be paid under the A&R Agreement, the proposed expense ratio for the New ETFs and the contractual expense limitation to be undertaken by the Adviser. In considering the appropriateness of the management fee, the Board also compared this data against the corresponding information for the funds in the limited peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser will derive from the A&R Agreement. The Board also noted that the Adviser may receive reputational benefits from its relationship with the New ETFs. Based on the foregoing information and other factors deemed relevant at the Meetings, the Board, including the Independent Trustees, concluded that the management fee arrangement pursuant to the A&R Agreement was fair and reasonable and that the costs of the services to be provided by the Adviser and the related benefits to the Adviser in respect of its relationship with the New ETFs supported the approval of the A&R Agreement.
Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the New ETFs grow and whether the New ETFs’ fee levels would reflect such economies of scale, such as through breakpoints in the investment management fee or through an expense waiver and/or limitation A&R Agreement with the Adviser. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale would be shared with the New ETFs supported the approval of the A&R Agreement.
Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the approval of the A&R Agreement would be in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the A&R Agreement should be approved for an initial two-year period.

116

Additional Information (Unaudited)(Continued)
2. Disclosure Regarding Fund Trustees and Officers
Independent Trustees(1)

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since inception	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	46	None.
Daniel Charney (1970)	Trustee	since inception	Co-President, Cowen and Company, Cowen Inc. (financial services firm) since 2012	46	None.

Interested Trustee

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens (1969)(4)	Trustee, Chairman	since inception	Founder and Chief Executive Officer of Stone Ridge since 2012	46	None.

(1)	Information as of December 31, 2024.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)	The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, and Stone Ridge Trust VIII, other investment companies managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

117

Additional Information (Unaudited)(Continued)
Officers of the Trust

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since inception	Founder and Chief Executive Officer of the Adviser, since 2012.
Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.
Maura Keselowsky (1983)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since July 2024	Supervising Fund Controller at the Adviser, since 2022; member of Finance at the Adviser, since 2018
Anthony Zuco (1975)	Assistant Treasurer	since 2018	Supervising Fund Controller at the Adviser, since 2015-2022; member of Finance at the Adviser, since 2015.
Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.
Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.
Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.
Stanley Weinberg (1989)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.
Daniel Gross (1984)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019
Connor O’Neill (1990)	Assistant Treasurer	since April 2024	Member of Operations at the Adviser, since 2020; Operations Manager at Junto Capital Management (2015-2019).
Shamil Kotecha (1986)	Assistant Treasurer	since October 2024	Member of Legal and Compliance at the Adviser, since 2018.

(1)	Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.
(2)	Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each officer is indefinite.
3. Shareholder Notification of Federal Tax Status
For the initial period ended December 31, 2024, none of distributions paid by the Funds qualify for reduced tax rates as qualified dividend income as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Similarly, none of the distributions paid by the Funds qualified for the corporate dividends received deduction.

118

Additional Information (Unaudited)(Continued)
The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal period ended December 31, 2024 was as follows:

PERCENTAGES
LifeX 2048 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2048 Longevity Income ETF	100.00%
LifeX 2049 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2049 Longevity Income ETF	100.00%
LifeX 2050 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2050 Longevity Income ETF	100.00%
LifeX 2051 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2051 Longevity Income ETF	100.00%
LifeX 2052 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2052 Longevity Income ETF	100.00%
LifeX 2053 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2053 Longevity Income ETF	100.00%
LifeX 2054 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2054 Longevity Income ETF	100.00%
LifeX 2055 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2055 Longevity Income ETF	100.00%
LifeX 2056 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2056 Longevity Income ETF	100.00%
LifeX 2057 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2057 Longevity Income ETF	100.00%
LifeX 2058 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2058 Longevity Income ETF	100.00%
LifeX 2059 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2059 Longevity Income ETF	100.00%
LifeX 2060 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2060 Longevity Income ETF	100.00%
LifeX 2061 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2061 Longevity Income ETF	100.00%
LifeX 2062 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2062 Longevity Income ETF	100.00%
LifeX 2063 Inflation-Protected Longevity Income ETF	100.00%
LifeX 2063 Longevity Income ETF	100.00%
LifeX Durable Income ETF	100.00%

119

Additional Information (Unaudited)(Continued)
The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended December 31, 2024 was as follows:

PERCENTAGES
LifeX 2048 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2048 Longevity Income ETF	0.00%
LifeX 2049 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2049 Longevity Income ETF	0.00%
LifeX 2050 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2050 Longevity Income ETF	0.00%
LifeX 2051 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2051 Longevity Income ETF	0.00%
LifeX 2052 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2052 Longevity Income ETF	0.00%
LifeX 2053 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2053 Longevity Income ETF	0.00%
LifeX 2054 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2054 Longevity Income ETF	0.00%
LifeX 2055 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2055 Longevity Income ETF	0.00%
LifeX 2056 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2056 Longevity Income ETF	0.00%
LifeX 2057 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2057 Longevity Income ETF	0.00%
LifeX 2058 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2058 Longevity Income ETF	0.00%
LifeX 2059 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2059 Longevity Income ETF	0.00%
LifeX 2060 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2060 Longevity Income ETF	0.00%
LifeX 2061 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2061 Longevity Income ETF	0.00%
LifeX 2062 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2062 Longevity Income ETF	0.00%
LifeX 2063 Inflation-Protected Longevity Income ETF	0.00%
LifeX 2063 Longevity Income ETF	0.00%
LifeX Durable Income ETF	0.00%

Shareholders should not use the above information to prepare their tax returns. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2025. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
4. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

120

Additional Information (Unaudited)(Continued)
5. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended December 31. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
6. Liquidity Risk Management Program
The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From January 8, 2024, through December 31, 2024, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.
7. Form N-CSR Items 8-10
Set forth below is the information required to be provided in Items 8-10 of Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

121

Investment Adviser
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodians
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Main 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting. were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	3/10/2025